UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474
Name of Registrant: Vanguard California Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2016
Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)
As of August 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
California (99.8%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.620%	9/7/16 LOC	21,700	21,700
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.560%	9/7/16 LOC	7,000	7,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.600%	9/7/16 LOC	23,300	23,300
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.620%	9/7/16 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.610%	9/7/16 LOC	5,485	5,485
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.580%	9/7/16	9,820	9,820
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.590%	9/7/16	3,700	3,700
California Community Development Revenue
VRDO	0.560%	9/7/16 LOC	2,200	2,200
California Department of Water Resources
Water System Revenue CP	0.540%	9/27/16	18,835	18,835
California Department of Water Resources
Water System Revenue CP	0.610%	9/28/16	20,275	20,275
1 California Educational Facilities Authority
Revenue (California Institute of Technology)
TOB VRDO	0.590%	9/7/16	3,365	3,365
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.570%	9/7/16	55,800	55,800
California Educational Facilities Authority
Revenue (Stanford Hospital) CP	0.500%	11/3/16	33,550	33,550
California Educational Facilities Authority
Revenue (Stanford University) CP	0.470%	9/6/16	1,200	1,200
California Educational Facilities Authority
Revenue (Stanford University) CP	0.470%	9/6/16	23,000	23,000
California Educational Facilities Authority
Revenue (Stanford University) CP	0.440%	10/5/16	15,000	15,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.580%	9/7/16	8,000	8,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.590%	9/7/16	3,000	3,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.590%	9/7/16	17,000	17,000
1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.620%	9/7/16	4,800	4,800
1 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.620%	9/7/16	6,500	6,500

California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.620%	9/7/16 LOC	21,050	21,050
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.600%	9/7/16	14,800	14,800
California GO	5.000%	10/1/16	1,200	1,204
California GO CP	0.480%	9/27/16	6,200	6,200
California GO VRDO	0.500%	9/1/16 LOC	3,550	3,550
California GO VRDO	0.520%	9/1/16 LOC	4,100	4,100
California GO VRDO	0.600%	9/7/16 LOC	10,500	10,500
California GO VRDO	0.620%	9/7/16 LOC	10,000	10,000
California GO VRDO	0.620%	9/7/16 LOC	8,470	8,470
California GO VRDO	0.620%	9/7/16 LOC	8,100	8,100
California GO VRDO	0.620%	9/7/16 LOC	13,800	13,800
California GO VRDO	0.640%	9/7/16 LOC	10,000	10,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)
VRDO	0.540%	9/1/16 LOC	15,850	15,850
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.600%	9/7/16 LOC	6,725	6,725
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.630%	9/7/16 LOC	16,445	16,445
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.630%	9/7/16 LOC	8,325	8,325
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.590%	9/7/16	6,665	6,665
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.600%	9/7/16	3,375	3,375
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.660%	9/7/16	6,150	6,150
1 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.660%	9/7/16	7,055	7,055
California Health Facilities Financing Authority
Revenue (Memorial Health Services) PUT	0.760%	3/29/17	36,000	36,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.610%	9/7/16	47,000	47,000
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.610%	9/7/16	12,000	12,000
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.520%	9/7/16 LOC	8,000	8,000
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.600%	9/7/16 LOC	21,795	21,795
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.590%	9/7/16	3,750	3,750
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.590%	9/7/16	4,000	4,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.590%	9/7/16	10,000	10,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.590%	9/7/16	33,455	33,455

1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.590%	9/7/16	20,885	20,885
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.590%	9/7/16	9,715	9,715
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.590%	9/7/16	9,375	9,375
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.630%	9/7/16 LOC	3,450	3,450
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.630%	9/7/16 LOC	2,525	2,525
California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.550%	9/1/16 LOC	8,425	8,425
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.550%	9/1/16 LOC	4,650	4,650
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.550%	9/1/16 LOC	2,800	2,800
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.610%	9/7/16 LOC	4,000	4,000
California Municipal Finance Authority
Multifamily Housing Revenue (Copper Square
Apartments) VRDO	0.610%	9/7/16 LOC	2,735	2,735
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.530%	9/1/16	2,000	2,000
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA) VRDO	0.560%	9/1/16	3,375	3,375
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.580%	9/1/16 LOC	2,800	2,800
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.610%	9/1/16 LOC	9,400	9,400
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.620%	9/1/16 LOC	21,400	21,400
1 California State University Systemwide Revenue
TOB VRDO	0.590%	9/7/16	7,160	7,160
1 California State University Systemwide Revenue
TOB VRDO	0.680%	9/7/16	5,685	5,685
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.630%	9/7/16 LOC	11,205	11,205
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.600%	9/7/16 LOC	27,090	27,090
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.630%	9/7/16 LOC	11,900	11,900
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.600%	9/7/16 LOC	34,300	34,300
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.460%	9/7/16	10,250	10,250

California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.590%	9/7/16	3,810	3,810
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.590%	9/7/16	1,000	1,000
California Statewide Communities Development
Authority Revenue (Scripps Health) VRDO	0.600%	9/7/16 LOC	8,600	8,600
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.590%	9/7/16	12,230	12,230
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.600%	9/7/16	6,270	6,270
1 California Statewide Communities Development
Authority Revenue (Trinity Health) TOB VRDO	0.580%	9/7/16	2,175	2,175
1 Cerritos CA Community College District GO
TOB VRDO	0.610%	9/7/16	7,845	7,845
1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.590%	9/7/16	8,000	8,000
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.580%	9/7/16 LOC	27,940	27,940
Contra Costa CA Municipal Water District
Revenue	4.000%	10/1/16	3,715	3,726
Contra Costa CA Municipal Water District
Revenue (Extendible) CP	0.550%	4/9/17	3,000	3,000
Contra Costa CA Municipal Water District
Revenue (Extendible) CP	0.670%	5/22/17	11,000	11,000
1 Cupertino CA Union School District GO TOB
VRDO	0.560%	9/7/16	15,985	15,985
1 Desert CA Community College District GO TOB
VRDO	0.580%	9/7/16	6,000	6,000
1 Desert CA Community College District GO TOB
VRDO	0.610%	9/7/16	14,340	14,340
East Bay CA Municipal Utility District Water
System Revenue CP	0.460%	9/7/16	10,000	10,000
East Bay CA Municipal Utility District Water
System Revenue CP	0.460%	9/8/16	25,000	25,000
East Bay CA Municipal Utility District Water
System Revenue CP	0.500%	9/30/16	38,300	38,300
East Bay CA Municipal Utility District Water
System Revenue CP	0.450%	10/3/16	10,000	10,000
East Bay CA Municipal Utility District Water
System Revenue CP	0.470%	10/6/16	10,000	10,000
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.600%	9/7/16	9,260	9,260
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.590%	9/7/16	1,595	1,595
2 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.730%	3/13/17	19,075	19,075
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.540%	9/1/16	25,900	25,900
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.620%	9/7/16	18,700	18,700
Elsinore Valley CA Municipal Water District COP
VRDO	0.620%	9/7/16 LOC	4,400	4,400
Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.680%	9/7/16 LOC	9,300	9,300

Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.610%	9/7/16 LOC	4,250	4,250
Fremont CA COP VRDO	0.560%	9/7/16 LOC	7,290	7,290
Fremont CA COP VRDO	0.560%	9/7/16 LOC	13,500	13,500
Fremont CA COP VRDO	0.560%	9/7/16 LOC	24,610	24,610
Irvine CA Assessment District No. 00-18
Improvement Revenue VRDO	0.580%	9/1/16 LOC	6,200	6,200
Irvine CA Assessment District No. 94-13
Improvement Revenue (Oak Creek) VRDO	0.580%	9/1/16 LOC	9,335	9,335
Irvine CA Assessment District No. 97-16
Improvement Revenue VRDO	0.580%	9/1/16 LOC	9,285	9,285
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.580%	9/1/16 LOC	9,700	9,700
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.580%	9/1/16 LOC	3,692	3,692
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.580%	9/1/16 LOC	4,478	4,478
2 Irvine CA Ranch Water District Revenue PUT	0.640%	3/17/17	8,300	8,300
2 Irvine CA Ranch Water District Revenue PUT	0.640%	3/17/17	4,400	4,400
Irvine CA Ranch Water District Revenue VRDO	0.540%	9/1/16 LOC	20,850	20,850
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.580%	9/1/16 LOC	6,200	6,200
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.580%	9/1/16 LOC	3,115	3,115
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.540%	9/1/16 LOC	15,816	15,816
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.540%	9/1/16 LOC	13,975	13,975
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.540%	9/1/16 LOC	14,800	14,800
LA CAP CP	0.500%	10/11/16	7,290	7,290
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Livermore
Independent Senior Apartments) VRDO	0.610%	9/7/16 LOC	6,700	6,700
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Richards Manor)
VRDO	0.610%	9/7/16 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	0.580%	9/7/16	4,000	4,000
1 Los Angeles CA Community College District GO
TOB VRDO	0.600%	9/7/16	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.610%	9/7/16 LOC	19,200	19,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.570%	9/7/16	4,700	4,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.590%	9/7/16	2,500	2,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.590%	9/7/16	3,700	3,700
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.590%	9/7/16	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.620%	9/7/16	6,665	6,665

1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.620%	9/7/16	5,020	5,020
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.620%	9/7/16	7,095	7,095
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.620%	9/7/16	7,545	7,545
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.640%	9/7/16	18,885	18,885
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.640%	9/7/16	7,980	7,980
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.580%	9/7/16	13,375	13,375
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.580%	9/7/16	6,200	6,200
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.580%	9/7/16	1,150	1,150
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.590%	9/7/16	10,900	10,900
Los Angeles CA Department of Water & Power
Revenue VRDO	0.540%	9/1/16	12,200	12,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.550%	9/1/16	25,140	25,140
Los Angeles CA Department of Water & Power
Revenue VRDO	0.520%	9/7/16	18,600	18,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.520%	9/7/16	27,150	27,150
Los Angeles CA Department of Water & Power
Revenue VRDO	0.550%	9/7/16	10,000	10,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.550%	9/7/16	13,200	13,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.600%	9/7/16	4,200	4,200
1 Los Angeles CA Department of Water and
Power Revenue TOB VRDO	0.590%	9/7/16	7,500	7,500
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.600%	9/7/16	8,150	8,150
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.640%	9/7/16	2,220	2,220
Los Angeles CA Metropolitan Transportation
Authority CP	0.500%	10/5/16	5,000	5,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.680%	9/7/16 LOC	6,050	6,050
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.660%	9/7/16 LOC	23,600	23,600
Los Angeles CA TRAN	3.000%	6/29/17	47,000	47,893
1 Los Angeles CA Unified School District GO TOB
VRDO	0.590%	9/7/16	6,665	6,665
1 Los Angeles CA Unified School District GO TOB
VRDO	0.590%	9/7/16	10,000	10,000
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.590%	9/7/16	7,500	7,500
Los Angeles County CA Multifamily Housing
Revenue (Valencia Village Project) VRDO	0.600%	9/7/16 LOC	20,650	20,650
Los Angeles County CA Schools Revenue
(Pooled Financing Program)	2.000%	6/1/17	7,000	7,073
Los Angeles County CA TRAN	3.000%	6/30/17	62,000	63,188

1 Los Angeles County CA Unified School District
GO TOB VRDO	0.590%	9/7/16	5,000	5,000
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.560%	9/1/16 LOC	12,515	12,515
Metropolitan Water District of Southern
California Revenue VRDO	0.560%	9/1/16	11,500	11,500
Metropolitan Water District of Southern
California Revenue VRDO	0.540%	9/7/16	8,965	8,965
Metropolitan Water District of Southern
California Revenue VRDO	0.540%	9/7/16	34,645	34,645
Metropolitan Water District of Southern
California Revenue VRDO	0.550%	9/7/16	26,850	26,850
Metropolitan Water District of Southern
California Revenue VRDO	0.550%	9/7/16	27,200	27,200
Modesto CA Multifamily Housing Revenue
(Westdale Commons Apartments) VRDO	0.640%	9/7/16 LOC	3,900	3,900
Modesto CA Water Revenue VRDO	0.540%	9/7/16 LOC	10,260	10,260
1 Mountain View-Whisman CA School District GO
TOB VRDO	0.580%	9/7/16	4,800	4,800
Napa Valley CA Unified School District GO	2.000%	6/30/17	7,000	7,085
1 Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.640%	9/7/16 LOC	16,200	16,200
1 Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.650%	9/7/16 LOC	40,000	40,000
1 Nuveen California Dividend Advantage
Municipal Fund 2 VRDP VRDO	0.670%	9/7/16 LOC	30,000	30,000
1 Nuveen California Dividend Advantage
Municipal Fund 3 VRDP VRDO	0.710%	9/7/16 LOC	37,900	37,900
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.670%	9/7/16 LOC	12,000	12,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.670%	9/7/16 LOC	40,900	40,900
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.670%	9/7/16 LOC	41,600	41,600
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.670%	9/7/16 LOC	24,000	24,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.680%	9/7/16 LOC	26,800	26,800
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.620%	9/7/16 LOC	39,500	39,500
Oceanside CA Multifamily Housing Revenue (
Shadow Way Apartments Project) VRDO	0.600%	9/7/16 LOC	7,425	7,425
Orange County CA Apartment Development
Revenue VRDO	0.610%	9/7/16 LOC	9,550	9,550
Rancho CA Water District Finance Authority
Revenue VRDO	0.620%	9/7/16 LOC	18,000	18,000
1 Regents of the University of California Revenue
TOB VRDO	0.570%	9/7/16	5,125	5,125
1 Regents of the University of California Revenue
TOB VRDO	0.590%	9/7/16	4,377	4,377
1 Regents of the University of California Revenue
TOB VRDO	0.590%	9/7/16	6,000	6,000
1 Regents of the University of California Revenue
TOB VRDO	0.590%	9/7/16	3,495	3,495
1 Regents of the University of California Revenue
TOB VRDO	0.630%	9/7/16	24,293	24,293
Riverside CA COP VRDO	0.610%	9/7/16 LOC	26,400	26,400

Riverside CA Electric Revenue VRDO	0.620%	9/7/16 LOC	12,875	12,875
Riverside County CA Revenue (Teeter)	2.000%	10/12/16	10,000	10,016
Riverside County CA Transportation
Commission Sales Tax Revenue CP	0.450%	9/8/16 LOC	4,000	4,000
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.520%	9/7/16	1,700	1,700
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.600%	9/7/16	18,800	18,800
Sacramento CA Municipal Utility District
Revenue CP	0.470%	10/3/16	35,000	35,000
Sacramento CA Municipal Utility District
Revenue VRDO	0.590%	9/7/16 LOC	1,960	1,960
Sacramento CA Municipal Utility District
Revenue VRDO	0.600%	9/7/16 LOC	13,700	13,700
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.560%	9/7/16	81,200	81,200
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.610%	9/7/16 LOC	9,700	9,700
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.610%	9/7/16 LOC	12,300	12,300
1 San Bernardino CA Community College District
GO TOB VRDO	0.580%	9/7/16	4,620	4,620
1 San Bernardino County CA Transportation
Authority Revenue TOB VRDO	0.590%	9/7/16	12,100	12,100
1 San Diego CA Community College District GO
TOB VRDO	0.600%	9/7/16	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.610%	9/7/16	3,290	3,290
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.630%	9/7/16 LOC	9,690	9,690
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	0.590%	9/7/16	4,210	4,210
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.590%	9/7/16	3,800	3,800
San Diego CA Unified School District GO	2.000%	6/30/17	10,000	10,117
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	0.590%	9/7/16	4,445	4,445
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.520%	9/7/16	8,845	8,845
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.600%	9/7/16	59,230	59,230
San Diego County CA Water Authority Revenue
(Extendible) CP	0.570%	4/15/17	12,500	12,500
San Diego County CA Water Authority Revenue
(Extendible) CP	0.480%	5/1/17	17,500	17,500
San Diego County CA Water Authority Revenue
(Extendible) CP	0.510%	5/2/17	15,000	15,000
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.580%	9/7/16	10,100	10,100
San Diego County CA Water Authority Revenue
CP	0.460%	9/2/16	9,050	9,050
San Diego County CA Water Authority Revenue
CP	0.500%	9/22/16	5,000	5,000
San Diego County CA Water Authority Revenue
CP	0.480%	10/3/16	3,000	3,000

1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.590%	9/7/16	9,900	9,900
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.590%	9/7/16	3,335	3,335
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.590%	9/7/16 LOC	40,255	40,255
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.600%	9/7/16 LOC	10,185	10,185
San Francisco CA City & County International
Airport Revenue CP	0.520%	9/7/16 LOC	10,000	10,000
San Francisco CA City & County International
Airport Revenue VRDO	0.620%	9/7/16 LOC	10,000	10,000
San Francisco CA City & County International
Airport Revenue VRDO	0.620%	9/7/16 LOC	17,900	17,900
San Francisco CA City & County Public Utilities
Commission Sewer Revenue CP	0.500%	9/20/16	10,018	10,018
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.600%	9/7/16	20,000	20,000
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.650%	9/7/16 LOC	55,100	55,100
1 San Joaquin Delta CA Community College
District GO TOB VRDO	0.660%	9/7/16	4,835	4,835
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.630%	9/7/16 LOC	15,600	15,600
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.660%	9/7/16 LOC	10,000	10,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.580%	9/7/16	6,000	6,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.680%	9/7/16	7,310	7,310
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.590%	9/7/16	10,850	10,850
1 Santa Monica CA Community College District
GO TOB VRDO	0.580%	9/7/16	1,200	1,200
Sequoia CA Union High School District TRAN	2.000%	6/30/17	12,195	12,330
Southern California Public Power Authority
Revenue VRDO	0.600%	9/7/16 LOC	22,600	22,600
1 Sweetwater CA Unified School District GO TOB
VRDO	0.590%	9/7/16 (13)	6,845	6,845
Turlock CA Irrigation District Revenue CP	0.450%	9/8/16 LOC	6,000	6,000
Turlock CA Irrigation District Revenue CP	0.450%	9/8/16	8,400	8,400
1 University of California Revenue TOB VRDO	0.590%	9/7/16	5,000	5,000
1 University of California Revenue TOB VRDO	0.600%	9/7/16	3,040	3,040
University of California Revenue VRDO	0.550%	9/7/16	3,100	3,100
University of California Revenue VRDO	0.580%	9/7/16	100,350	100,350
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.590%	9/7/16 LOC	7,175	7,175
Westlands CA Water District COP VRDO	0.620%	9/7/16 LOC	20,795	20,795
				3,251,431
Total Tax-Exempt Municipal Bonds (Cost $3,251,431)				3,251,431
Total Investments (99.8%) (Cost $3,251,431)				3,251,431
Other Assets and Liabilities-Net (0.2%)				5,848
Net Assets (100%)				3,257,279

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $882,875,000, representing 27.1% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).

California Tax-Exempt Money Market Fund

(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
California (100.4%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,126
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,677
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,696
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	777
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	18,816
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,831
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	18,640
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	1,000	1,223
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	1,000	1,218
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,500	1,675
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	550	669
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	3,073
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	3,537
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	5,080	5,628
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	15,050	16,098
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	1,645	1,830
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/19 (Prere.)	10,000	11,283
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,599
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	4,000	4,872
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,711
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	4,000	4,827
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	2,350	2,845
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	12,000	14,385
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.160%	4/1/20	3,500	3,486

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	1,500	1,554
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/28 (4)	2,135	2,634
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	6,162
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	7,619
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	15,000	16,101
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	2,500	2,889
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	11,558
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	8,560	9,176
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	25	32
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	6,475	8,195
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	4,000	4,793
1 California Economic Recovery GO	5.250%	7/1/19 (Prere.)	4,365	4,930
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/28	1,250	1,616
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/29	1,000	1,280
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	11,250
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,776
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,287
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/37	1,130	1,393
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/45	1,425	1,748
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,604
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	12/1/39	2,000	2,452
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/45	5,000	6,119
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	10/1/46	2,000	2,474
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/39	5,880	7,177
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	6,500	7,899
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	7,057
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	6,000	8,982

California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	3,760	5,585
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	4,000	6,016
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	4,000	6,057
3 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.620%	9/8/16	1,600	1,600
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,542
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	3,445	3,745
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,420	3,735
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/39	7,730	8,403
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/30	3,225	4,059
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/36	3,235	3,917
California GO	5.000%	9/1/16 (Prere.)	5,710	5,710
California GO	5.000%	9/1/16 (Prere.)	4,940	4,940
California GO	5.000%	6/1/17 (Prere.)	4,175	4,317
California GO	5.000%	6/1/17 (Prere.)	12,365	12,785
California GO	5.000%	6/1/17 (Prere.)	12,635	13,064
California GO	6.000%	8/1/19 (14)	210	215
California GO	5.000%	10/1/19	10,070	11,384
California GO	5.000%	4/1/20	1,460	1,623
California GO	5.000%	9/1/20	5,000	5,827
California GO	5.000%	9/1/21	11,000	13,180
California GO	5.000%	9/1/21	5,000	5,991
California GO	5.250%	9/1/22	3,000	3,712
California GO	5.000%	11/1/22	1,000	1,051
California GO	5.250%	9/1/23	6,000	7,283
California GO	5.000%	11/1/23	7,000	8,778
California GO	5.000%	5/1/24	3,000	3,792
California GO	5.000%	11/1/24	6,670	8,523
California GO	5.000%	3/1/25	7,000	8,005
California GO	5.000%	6/1/26 (14)	15,825	16,342
California GO	5.000%	3/1/27	10,000	12,714
California GO	5.250%	10/1/27	5,000	6,059
California GO	5.100%	11/1/27	1,475	1,728
California GO	5.000%	3/1/28	10,000	12,647
California GO	5.000%	8/1/28	2,875	3,664
California GO	4.000%	9/1/28	6,000	7,185
California GO	5.000%	9/1/28	2,500	2,709
California GO	5.000%	9/1/29	5,125	5,553
California GO	5.000%	10/1/29	1,400	1,579
California GO	5.250%	10/1/29	4,700	5,336
California GO	5.250%	3/1/30	10,000	11,443
California GO	4.500%	8/1/30	1,440	1,462
California GO	5.000%	9/1/30	1,500	1,785
California GO	5.250%	9/1/30	6,000	7,215
California GO	5.750%	4/1/31	15,875	17,867
California GO	5.000%	8/1/31	9,460	11,872
California GO	5.000%	9/1/31	1,800	2,139
California GO	5.000%	10/1/31	4,500	5,652

California GO	4.000%	9/1/32	7,500	8,626
California GO	5.000%	9/1/32	1,045	1,240
California GO	5.000%	10/1/32	8,790	11,017
California GO	5.000%	2/1/33	2,615	3,162
California GO	6.000%	3/1/33	7,000	8,246
California GO	5.125%	4/1/33	8,500	9,077
California GO	6.500%	4/1/33	33,000	37,853
California GO	5.000%	8/1/33	2,635	3,279
California GO	5.000%	10/1/33	4,000	4,996
California GO	5.250%	4/1/35	5,000	6,030
California GO	6.000%	11/1/35	5,000	5,804
California GO	5.000%	9/1/36	8,500	10,244
California GO	5.000%	4/1/37	5,000	6,017
California GO	5.250%	3/1/38	8,000	8,524
California GO	6.000%	4/1/38	21,190	24,006
California GO	5.250%	8/1/38	10,000	10,835
California GO	5.000%	10/1/39	7,615	9,363
California GO	5.500%	11/1/39	3,690	4,211
California GO	6.000%	11/1/39	2,700	3,134
California GO	5.500%	3/1/40	11,500	13,211
California GO	4.000%	12/1/40	5,000	5,587
California GO	5.000%	10/1/41	5,000	5,929
California GO	5.000%	4/1/42	2,000	2,379
California GO	5.000%	9/1/42	8,515	10,246
California GO	5.000%	2/1/43	6,265	7,475
California GO	5.000%	4/1/43	6,500	7,786
California GO	5.000%	11/1/43	12,425	15,087
California GO	5.000%	12/1/43	5,335	6,490
California GO	5.000%	5/1/44	5,000	6,073
California GO	5.000%	8/1/45	11,735	14,564
California GO VRDO	0.500%	9/1/16 LOC	3,200	3,200
California GO VRDO	0.500%	9/1/16 LOC	5,945	5,945
California GO VRDO	0.550%	9/1/16 LOC	1,645	1,645
California GO VRDO	0.550%	9/1/16 LOC	3,300	3,300
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,660
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	1,000	1,088
4 California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	11,011
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,657
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,938
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,704
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	10,244
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.560%	9/8/16 LOC	2,300	2,300
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	5,000	6,396
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/30	2,000	2,517
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/34	2,415	2,700

California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	4,995	5,560
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	4,010
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,530
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,694
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,315
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,799
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,750	9,260
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	5,329
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,445
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,302
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	7,112
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/43	5,300	6,301
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/55	7,000	8,478
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,212
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,320
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,335
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	6,059
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,985
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	776
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,921
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/44	1,500	1,798
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/18 (Prere.)	2,000	2,245
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,994
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	6,000	7,337
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,401

4 California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/47	10,000	11,152
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,677
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	9,292
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,941
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,894
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	5,000	5,875
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,399
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/16 (Prere.)	10,000	10,093
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,443
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,780
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	6,500	7,212
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/41	3,000	3,349
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/43	9,000	10,859
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	7,000	8,579
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	16,000	19,827
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/26	10,320	13,619
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/28	3,400	4,432
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/29	3,445	4,492
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/33	3,000	3,853
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/34	5,000	6,347
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/30	2,000	2,472
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/41	6,000	7,205
3 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.680%	9/1/16 (ETM)	19,940	19,940
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.590%	9/1/16 LOC	5,000	5,000

California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.630%	9/1/16 LOC	1,000	1,000
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31 (14)	4,135	4,147
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/17 (Prere.)	425	433
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	12,151
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/46	3,225	3,264
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/23	1,200	1,510
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,638
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,661
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	5,134
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,325
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	3,000	3,476
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,438
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,856
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/40	5,000	5,861
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/35	690	797
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/44	1,800	2,070
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,760
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,945
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.580%	9/1/16 LOC	10,760	10,760
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.620%	9/1/16 LOC	1,000	1,000
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego
County Water Authority Desalination Project
Pipeline)	5.000%	11/21/45	1,500	1,542
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	3,034
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (ETM)	4,365	4,490
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	4,000	4,640

California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	6,811
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	9,399
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	3,022
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,563
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,375	4,035
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,143
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	5,028
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	2,000	2,441
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	5,862
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	6,090
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,923
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,965
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,635
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,280	3,689
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	5,000	5,623
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	4,500	5,120
California State University Systemwide Revenue	5.000%	11/1/24	2,000	2,378
California State University Systemwide Revenue	5.000%	11/1/26	3,000	3,921
California State University Systemwide Revenue	5.000%	11/1/30	2,500	3,200
California State University Systemwide Revenue	5.000%	11/1/30	13,650	17,537
California State University Systemwide Revenue	5.000%	11/1/31	7,000	8,785
California State University Systemwide Revenue	5.000%	11/1/31	5,150	6,585
California State University Systemwide Revenue	5.000%	11/1/32	7,000	8,748
California State University Systemwide Revenue	5.000%	11/1/32	6,510	8,278
California State University Systemwide Revenue	4.000%	11/1/37	1,875	2,127
California State University Systemwide Revenue	5.000%	11/1/37	10,000	11,803
California State University Systemwide Revenue	5.000%	11/1/37	3,750	4,513
California State University Systemwide Revenue	4.000%	11/1/38	1,385	1,575
California State University Systemwide Revenue	5.000%	11/1/38	4,000	4,981
California State University Systemwide Revenue	5.000%	11/1/41	12,550	15,632
California State University Systemwide Revenue	5.000%	11/1/42	1,355	1,599
California State University Systemwide Revenue	5.000%	11/1/43	1,810	2,256
California State University Systemwide Revenue	5.000%	11/1/47	8,620	10,656
California State University Systemwide Revenue
PUT	3.000%	11/1/19	7,000	7,395
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,126
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,593
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	2,000	2,560

California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	4,745	5,925
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/45	4,315	5,198
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/29 (4)	940	1,161
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/44 (4)	5,500	6,577
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	1,000	1,193
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/39	310	371
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,200	8,121
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/43	13,705	16,400
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,567
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/30	5,000	5,000
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/35	1,515	1,515
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,822
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,248
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/44	5,800	6,835
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/46	1,500	1,835
California Statewide Communities Development
Authority Revenue (John Muir Health)	4.000%	8/15/51	3,500	3,836
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/51	3,000	3,656
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	4,278
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,425	17,973
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/56	3,000	3,473
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/17 (Prere.)	2,900	3,025

California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	3,002
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	13,123
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,547
3 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.590%	9/8/16	3,500	3,500
California Statewide Communities Development
Authority Revenue (The Culinary Institute of
America Project)	5.000%	7/1/41	800	956
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,000	12,955
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,492
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/30	1,500	1,872
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	1,250	1,544
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/40	3,000	3,637
Calleguas-Las Virgenes CA Public Financing
Authority Revenue (Municipal Water District
Project) VRDO	0.560%	9/8/16 LOC	13,015	13,015
Centinela Valley CA Union High School District
GO	6.000%	8/1/36	3,000	3,873
Central School District San Bernardino
California GO	5.000%	8/1/47	3,000	3,679
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,409
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	2,367
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	979
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	8,321
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	6,180
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	4,205
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/33	5,000	5,755
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,695
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	2,140
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/24	1,845	2,190
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,543
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,411
Citrus CA Community College District GO	0.000%	8/1/36	1,810	1,531
Citrus CA Community College District GO	0.000%	8/1/37	2,475	2,089
Citrus CA Community College District GO	0.000%	8/1/38	2,150	1,809
Coast CA Community College District GO	5.000%	8/1/27	5,700	7,098

Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	3,089
Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,296
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	1,142
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	4,388
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	1,085	1,246
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	1,970	2,391
Cotati-Rohnert Park CA Unified School District
GO	5.000%	8/1/44 (4)	3,000	3,562
Cupertino CA Union School District GO	5.000%	8/1/36	3,000	3,733
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,517
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,305	4,151
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,884
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,241
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,550
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/39	2,030	2,526
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.540%	9/1/16	5,800	5,800
El Camino CA Community College District GO	5.000%	8/1/32	1,000	1,280
El Camino CA Community College District GO	5.000%	8/1/33	1,115	1,421
El Camino CA Community College District GO	5.000%	8/1/37	1,550	1,941
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	9,137
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,178
Escondido CA GO	5.000%	9/1/30	2,030	2,556
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	3,705
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,483
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,016
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,977
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	3,526
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	3,193
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	2,012
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	11,677
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	9,000	8,045
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,683
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,500	16,126
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,675	8,069
Gavilan CA Joint Community College District
GO	5.500%	8/1/28 (2)	90	90
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,954

Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	6,109
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	20,000	24,346
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/45	7,040	8,532
1 Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	3,129
Grossmont CA Union High School District GO	0.000%	8/1/30	6,500	4,594
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,588
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	4,248
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,263
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	1,750	2,300
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32	2,750	3,469
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/34	3,120	3,948
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/36	3,420	4,274
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45	4,000	4,903
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.580%	9/1/16 LOC	6,507	6,507
Irvine CA Ranch Water District Revenue VRDO	0.540%	9/1/16 LOC	1,250	1,250
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.540%	9/1/16 LOC	9,900	9,900
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.540%	9/1/16 LOC	7,050	7,050
4 Irvine Ranch CA Water District COP	5.000%	3/1/46	5,000	6,271
Jefferson CA Union High School District GO	5.000%	8/1/26 (15)	1,000	1,267
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/45	8,000	8,554
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,222
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,271
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,712
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,000	1,245
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,255	1,558
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	4,942
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	5,012
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	1,460
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.977%	11/15/26	1,800	1,714
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/29	800	1,016
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	1,180	1,541
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,600	3,559
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	9,487
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	5,364
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,500	1,836
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,000	2,456
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,468
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	7,340	7,644
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	3,980	4,538
1 Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	5,160	5,957
Los Angeles CA Community College District GO	5.000%	8/1/25	6,100	7,824

Los Angeles CA Community College District GO	5.000%	6/1/26	3,000	3,989
Los Angeles CA Community College District GO	5.000%	8/1/28	3,500	4,417
Los Angeles CA Community College District GO	5.000%	8/1/28	6,000	7,573
Los Angeles CA Community College District GO	4.000%	8/1/29	1,250	1,485
Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,890
Los Angeles CA Community College District GO	4.000%	8/1/31	1,700	1,998
Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,996
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,820
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,787
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,726
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,646
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,740
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	19,152
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,560
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	4,500	5,497
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,451
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	10,000	12,280
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	5,000	6,268
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	10,358
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	16,562
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	1,355	1,721
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,184
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,603
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	2,500	3,111
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,314
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	3,500	4,329
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,802
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,750	4,667
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,976
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,845
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	14,732
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,750	2,171

Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	2,043
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	4,000	4,889
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,353
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/40	2,000	2,476
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	4,500	5,579
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	10,150	12,055
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,939
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	6,018
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	13,950	16,959
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	7,000	8,652
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	9,930	12,274
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	2,500	3,090
Los Angeles CA Department of Water & Power
Revenue VRDO	0.540%	9/1/16	11,200	11,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.540%	9/1/16	1,000	1,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.550%	9/1/16	2,860	2,860
Los Angeles CA Department of Water & Power
Revenue VRDO	0.520%	9/8/16	1,400	1,400
Los Angeles CA GO	5.000%	9/1/31	5,785	6,797
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	1,290	1,697
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	1,210	1,570
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	3,000	3,820
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,400	3,045
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	5,200	5,906
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	3,924
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,074
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,635
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,000	6,367
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	10,092
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	6,393
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,566
Los Angeles CA Unified School District GO	4.500%	7/1/31 (Prere.)	2,225	2,299
Los Angeles CA Unified School District GO	5.000%	7/1/32 (Prere.)	8,000	8,301
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,603
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,556
Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,727
Los Angeles CA Unified School District GO	5.000%	7/1/40	5,000	6,159
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,425

Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/27	2,000	2,569
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	2,000	2,394
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/27	3,235	4,256
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/28	7,570	9,903
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,243
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	7,057
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	900	940
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,932
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,951
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	10,706
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	5,208
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	6,335	7,182
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.560%	9/1/16 LOC	1,400	1,400
Marin CA Healthcare District GO	5.000%	8/1/29	555	701
Marina Coast Water District California Enterprise
Revenue	5.000%	6/1/37	4,085	4,890
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,500	2,997
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,353
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	6,000	7,232
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/34	5,000	6,286
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,433
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/36	6,450	8,053
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	4,500	5,580
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,646
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,974
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	2,200	2,208
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,083
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	2,595	2,604
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/40	6,000	7,255
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	6,140	7,143
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,732
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,475
Newark CA Unified School District GO	5.000%	8/1/44	6,000	7,287

Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,525	4,436
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	2,351
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	570
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	1,109
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	539
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	6,425	6,769
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,191
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	3,255	3,901
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/25	1,825	2,067
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/26	1,995	2,237
Novato CA Unified School District GO	5.000%	8/1/28	800	1,007
Oakland CA GO	5.000%	1/15/29	1,640	2,054
Oakland CA GO	5.000%	1/15/31	3,550	4,065
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,493
Oakland CA Unified School District GO	6.625%	8/1/38	1,000	1,260
Oakland CA Unified School District GO	5.000%	8/1/40	500	608
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	5,616
Ohlone CA Community College District GO	5.250%	8/1/21 (Prere.)	5,000	6,055
Palmdale CA COP	5.250%	9/1/19 (14)	350	351
Palmdale CA COP	5.250%	9/1/20 (14)	345	346
Palmdale CA COP	5.250%	9/1/21 (14)	435	437
Palmdale CA COP	5.250%	9/1/22 (14)	530	532
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	228
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,160
Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,463
Palomar Pomerado Health California COP	6.000%	11/1/41	3,000	3,223
Palomar Pomerado Health California GO	4.500%	8/1/32 (14)	12,000	12,342
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	2,311
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	2,452
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	3,000	2,244
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,755
Peralta CA Community College District Revenue	5.000%	8/1/19 (Prere.)	4,000	4,504
Peralta CA Community College District Revenue	5.000%	8/1/33	5,000	6,210
3 Peralta CA Community College District Revenue
TOB VRDO	0.590%	9/8/16	19,645	19,645
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,721
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,682
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	3,691

Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	848
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	2,703
Poway CA Unified School District GO	5.000%	9/1/25	1,830	2,151
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,491
Poway CA Unified School District GO	5.000%	9/1/27	2,045	2,394
Poway CA Unified School District GO	5.000%	9/1/31	1,370	1,588
Poway CA Unified School District GO	0.000%	8/1/33	5,010	3,125
Poway CA Unified School District GO	5.000%	9/1/33	990	1,141
Poway CA Unified School District GO	0.000%	8/1/34	8,130	4,862
Poway CA Unified School District GO	5.000%	9/1/36	685	782
Poway CA Unified School District GO	0.000%	8/1/46	10,000	3,914
Poway CA Unified School District GO	0.000%	8/1/51	10,000	3,028
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,215	1,396
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,460	2,817
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	951
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27	1,385	1,764
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,035	1,240
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28	1,340	1,690
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,760	2,135
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (4)	1,800	2,206
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/29	1,000	1,235
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/31	600	734
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	2,601
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,435
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	9,129
3 Riverside CA Electric Revenue TOB VRDO	0.590%	9/8/16	2,800	2,800
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove)
Special Tax Revenue	5.000%	9/1/31 (2)	4,000	4,000
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/21	1,280	1,496
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/22	1,335	1,584
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,720
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	2,105

Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,197
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,592
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	5,000	6,147
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	5,000	6,203
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	8,000	9,896
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,660
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	2,587
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	1,090
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	2,575
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,382
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/37	4,500	5,032
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	620	650
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,610	1,849
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	3,054
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,448
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,273
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,382
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	5,800	6,324
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/26	5,250	6,813
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/27	5,000	6,443
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/19	3,250	3,663
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	1,000	1,166
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/21	2,375	2,856
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,480
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,422
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,447
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,755
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/36	3,000	3,403

Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	5,000	5,653
Sacramento CA Unified School District GO	5.000%	8/1/25 (4)	775	994
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,248
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	6,014
San Bernardino CA City Unified School District
GO	5.000%	8/1/27 (4)	1,060	1,292
San Bernardino CA City Unified School District
GO	0.000%	8/1/35 (4)	5,900	3,227
San Bernardino CA City Unified School District
GO	0.000%	8/1/36 (4)	5,000	2,638
San Bernardino CA Community College District
GO	0.000%	8/1/44	15,000	5,632
San Bernardino CA Community College District
GO	5.000%	8/1/45	3,500	4,274
San Bernardino CA Community College District
GO	0.000%	8/1/48	17,770	5,735
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	3,090	3,255
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,794
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,830
San Diego CA Community College District GO	0.000%	8/1/36	8,000	4,496
San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,931
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,863
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,517
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	6,000	6,743
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	7,000	7,867
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/18 (Prere.)	1,500	1,632
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/19 (Prere.)	5,000	5,693
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/19 (Prere.)	2,500	2,864
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	5,000	6,463
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/34	4,000	5,058
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/35	5,000	6,287
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	5,000	6,246
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	6,625
San Diego CA Unified School District GO	5.000%	7/1/27	5,000	6,443
San Diego CA Unified School District GO	5.000%	7/1/28	7,000	8,957
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	5,832
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,029
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	993
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	689
San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,377
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	6,082
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,456
San Diego CA Unified School District GO	4.000%	7/1/45	8,000	8,885
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	3,827

San Diego County CA COP	5.000%	10/15/28	1,445	1,827
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,573
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,649
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	3,078
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/37	1,500	1,774
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/38	2,000	2,366
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,401
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	4,131
San Diego County CA Water Authority Revenue	5.000%	5/1/21	3,000	3,565
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	6,434
San Diego County CA Water Authority Revenue	5.000%	5/1/36	8,350	10,483
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/18 (Prere.)	7,275	7,809
3 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.590%	9/8/16	2,510	2,510
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/17 (Prere.)	15,000	15,614
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	7,000	8,857
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,120	2,565
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	1,550	1,969
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,527
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	6,175
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,250	2,892
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,457
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	980	1,251
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	1,000	1,265
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	8,000	9,436
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	7,123
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	3,190	4,127
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	2,675	3,349
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	2,815	3,511
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	2,960	3,680
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	15,329
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,000	5,966

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,438
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,313
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,000	4,983
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,305	1,626
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	4,000	4,808
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	1,370	1,693
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,994
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,512
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,810	3,360
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,937
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	4,000	4,915
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,833
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/19 (Prere.)	2,000	2,337
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	2/1/21 (Prere.)	1,000	1,256
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	975	1,240
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	1,200	1,504
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/37	850	1,050
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	4,117
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,491
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,552
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	4,970
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	4,766
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,856
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	4,000	4,084

San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	3,415	3,544
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,300	2,386
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	3,375	3,500
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	973
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	3,126
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	6,069
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/32	10,000	12,550
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/40	3,850	4,694
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,755
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,703
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	3,994
San Luis Obispo County CA Community College
District GO	5.000%	8/1/28	890	1,137
San Luis Obispo County CA Community College
District GO	5.000%	8/1/32	1,395	1,746
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,673
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,574
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,310
San Mateo CA Union High School District GO	0.000%	9/1/41	5,000	4,652
San Mateo County CA Community College
District GO	5.000%	9/1/16 (Prere.)	5,000	5,000
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	4,123
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/31	2,290	2,912
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/35	2,110	2,419
San Mateo-Foster City CA School District GO	4.000%	8/1/44	3,250	3,635
San Mateo-Foster City CA School District GO	4.000%	8/1/45	5,000	5,583
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	2,173
San Ramon Valley CA Unified School District
GO	4.000%	8/1/34	3,445	3,924
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (ETM)	1,000	1,047
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	1,000	1,046
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	2,238
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	929
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,663
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,585

Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/27	5,000	6,360
Santa Clara County CA GO	5.000%	8/1/28	9,000	10,928
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/28	625	819
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	682
Santa Monica CA Community College District
GO	4.000%	8/1/31	3,000	3,428
Santa Rosa CA Wastewater Revenue	4.000%	9/1/27	1,350	1,649
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,783
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,201
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,702
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/45	1,500	1,845
4 Simi Valley CA Unified School District GO	5.000%	8/1/27	1,500	1,897
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	1,158
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,866
Sonoma County CA Junior College District GO	5.000%	8/1/27	2,000	2,483
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	4,194
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/35 (14)	16,110	16,110
Southern California Public Power Authority
Revenue	5.000%	7/1/26	3,500	4,480
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,734
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,633
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	1,946
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,580	4,510
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	4,555
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/28	1,000	1,283
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	7,000	8,656
Southwestern California Community College
District GO	5.000%	8/1/44	7,045	8,609
State Center California Community College
District GO	5.000%	8/1/28	5,275	6,740
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,225
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,150	2,717
Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,980
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,492

Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,517
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,548
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	5,212
Temecula Valley CA Unified School District GO	0.000%	8/1/35 (15)	3,000	2,952
Temecula Valley CA Unified School District GO	0.000%	8/1/37 (15)	3,785	3,727
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	2,155
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,327
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	1,540	1,694
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,279
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	3,359
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,997
Tustin CA Community Facilities District Special
Tax Revenue	5.000%	9/1/37	1,000	1,179
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/31	3,000	3,612
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	1,530	1,613
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	3,786
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,500
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,275
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,598
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,691
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,190
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,871
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/27	5,000	6,516
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	1,760	2,201
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	10,000	12,356
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	7,500	8,375
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/47	15,000	18,471
University of California Regents Medical Center
Pooled Revenue VRDO	0.560%	9/1/16	2,600	2,600
University of California Revenue	5.250%	5/15/19 (Prere.)	1,995	2,242
University of California Revenue	5.250%	5/15/19 (Prere.)	3,865	4,344
University of California Revenue	5.250%	5/15/19 (Prere.)	1,140	1,281
University of California Revenue	5.750%	5/15/19 (Prere.)	7,000	7,965
University of California Revenue	5.000%	5/15/27	4,245	5,472
University of California Revenue	5.000%	5/15/28	5,000	6,200
University of California Revenue	5.000%	5/15/29	2,000	2,585
University of California Revenue	5.000%	5/15/31	2,000	2,559
University of California Revenue	5.000%	5/15/32	7,925	9,945
University of California Revenue	5.000%	5/15/32	1,000	1,273
University of California Revenue	5.000%	5/15/33	5,000	6,112
University of California Revenue	4.000%	5/15/34	5,000	5,671
University of California Revenue	5.000%	5/15/34	5,205	6,080
University of California Revenue	5.000%	5/15/35	3,640	4,252
University of California Revenue	5.250%	5/15/37	3,500	4,345
University of California Revenue	5.000%	5/15/38	10,000	12,118
University of California Revenue	5.000%	5/15/40	50	52

University of California Revenue	5.000%	5/15/40	5,000	6,184
University of California Revenue	5.000%	5/15/41	2,400	2,991
University of California Revenue	5.000%	5/15/46	7,000	8,711
University of California Revenue PUT	5.000%	5/15/23	6,500	8,113
University of California Revenue VRDO	0.560%	9/8/16	20,000	20,000
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/33	1,110	1,384
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/35	750	927
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	1,641	1,726
Ventura County CA Community College District
GO	5.500%	8/1/18 (Prere.)	8,500	9,301
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,472
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	5,536
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,814
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,236
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	5,589
Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	6,209
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	3,076
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	1,750	1,792
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	8,268
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,000	3,623
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,448
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	3,225
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/28 (15)	675	861
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/29 (15)	1,000	1,268
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	5,260
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	2,041
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,193
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/27	1,000	1,263
				3,886,954
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,565
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,199
				6,764
Total Tax-Exempt Municipal Bonds (Cost $3,533,746)				3,893,718
Total Investments (100.6%) (Cost $3,533,746)				3,893,718
Other Assets and Liabilities-Net (-0.6%)				(23,656)
Net Assets (100%)				3,870,062
1 Securities with a value of $1,533,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $49,995,000, representing 1.3% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2016.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).

California Long-Term Tax-Exempt Fund

(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,893,718	—
Futures Contracts—Assets[1]	37	—	—
Futures Contracts—Liabilities[1]	(19)	—	—
Total	18	3,893,718	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

California Long-Term Tax-Exempt Fund

imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At August 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
30-Year U.S. Treasury Bond	December 2016	79	13,460	15
2-Year U.S. Treasury Note	December 2016	61	13,317	(10)
Ultra Long U.S. Treasury Bond	December 2016	64	11,998	(24)
				(19)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2016, the cost of investment securities for tax purposes was $3,536,850,000. Net unrealized appreciation of investment securities for tax purposes was $356,868,000, consisting of unrealized gains of $356,882,000 on securities that had risen in value since their purchase and $14,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.9%)
California (101.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/23	700	822
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/24	1,195	1,396
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,195
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/32	1,060	1,206
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	3.000%	11/15/16	1,220	1,225
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	3,677
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	969
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	658
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,199
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,506
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.600%	9/8/16 LOC	5,400	5,400
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,659
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,194
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,190
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,141
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,131
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,955
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	1,067
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,120	22,096
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,209
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,206

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/34	1,780	2,135
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/21	275	326
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/22	355	428
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/23	375	461
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/24	400	500
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/25	510	633
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/26	685	844
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/28	1,165	1,421
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/29	1,000	1,214
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30	1,425	1,720
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/31	500	601
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32	525	628
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/27 (15)	750	925
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/28 (15)	1,000	1,226
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/30 (15)	1,680	2,047
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/31 (15)	1,640	1,991
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/32 (15)	3,000	3,628
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/33 (15)	2,375	2,864
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (ETM)	4,655	4,653
Alameda CA Corridor Transportation Authority
Revenue	5.250%	10/1/17 (Prere.)	2,000	2,100

Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/17 (Prere.)	3,805	4,001
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (ETM)	230	226
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/18 (2)	70	68
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (ETM)	13,240	12,898
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	1,050	1,007
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (ETM)	13,780	13,276
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	285	269
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/21	1,485	1,685
Alameda CA Corridor Transportation Authority
Revenue	4.000%	3/1/22	5,500	6,400
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,190	2,680
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	1,855	2,240
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/23	1,145	1,333
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,698
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/24	1,160	1,452
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/25	1,260	1,601
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,240	19,448
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	5,590
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	11,000	13,492
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	9,700	11,859
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	6,000	7,306
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/32	7,000	8,617
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/33	8,415	10,321
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/34	4,640	5,698
Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,603
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/22 (15)	500	611
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/23 (15)	800	998
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/24 (15)	1,000	1,267
Alum Rock CA Union Elementary School District
GO	5.000%	8/1/25 (15)	1,000	1,289
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,681
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,694

Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	3,405	3,495
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	3,235	3,320
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	2,910	2,987
1 Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	4/1/17 (Prere.)	2,765	2,838
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	1,660	1,702
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	1,750	1,794
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	1,940	1,987
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	2,045	2,095
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,558
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	12,000	13,296
Bakersfield CA Wastewater Revenue	5.000%	9/15/17 (Prere.)	7,600	7,952
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,000	3,079
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,055	3,135
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,679
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.500%	4/1/18 (Prere.)	3,875	4,175
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/19 (Prere.)	75	83
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	11,355	12,703
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	7,599
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	6,070
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	6,144
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,000	8,495
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	8,000	9,780
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,700	20,170
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	4,000	4,555
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	16,125	19,388
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	7,645	9,311
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.233%	8/1/17	27,550	27,585
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	12,500	12,549
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	14,275	14,373

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	4,500	4,596
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	25,000	25,639
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.260%	4/1/21	20,500	20,406
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	34,000	35,226
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.460%	5/1/23	19,000	18,991
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.460%	5/1/23	4,350	4,348
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.660%	4/1/24	6,100	6,164
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/21	5,500	6,542
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/24	5,110	6,284
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/24 (4)	1,000	1,256
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/25 (4)	1,430	1,793
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/26 (4)	2,000	2,495
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/27 (4)	2,375	2,947
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/29 (4)	1,240	1,520
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/30 (4)	750	916
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/32 (4)	3,790	3,880
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/23	400	501
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/24	500	640
Brentwood CA Infrastructure Financing Authority
Water Revenue	5.000%	7/1/25	500	633
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/30	1,700	1,919
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/31	1,980	2,225
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/32	2,085	2,333
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/33	2,165	2,416
Brentwood CA Infrastructure Financing Authority
Water Revenue	4.000%	7/1/34	2,210	2,469
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/20 (15)	1,610	1,883
Burbank CA Redevelopment Agency Tax
Allocation Revenue	5.000%	12/1/21 (15)	1,255	1,508
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	9,650	9,857

California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/22	1,000	1,170
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/23	2,400	2,857
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/24	3,840	4,638
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	25,749
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	9,600	9,888
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	1,380	1,458
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	1,810	1,943
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	18,385	19,732
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	28,585	30,684
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	2,720	2,920
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	10,485	11,255
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,355
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	21,846
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	43,250	49,987
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	23,890	27,612
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,581
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,715	7,757
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,763
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	21,443
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	15,000	17,916
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	11,415	12,239
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,900	2,182
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,395	5,783
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	1,000	1,072
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	31,560	38,648
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	1,565	1,678
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,190	4,492
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,110	4,714

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	4,905	5,283
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	8,280	8,918
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,960	9,062
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,340	4,946
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20 (ETM)	30	35
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,220	1,437
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	2,905	3,449
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,355	3,984
1 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	3,455	4,103
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	1,850	2,196
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	25	30
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	36
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/20 (Prere.)	30	36
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21 (ETM)	1,045	1,265
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	4,600	5,576
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (ETM)	1,105	1,369
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22 (Prere.)	505	626
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	4,895	6,065

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	55	70
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	9,945	12,599
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	95	102
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	30	39
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	5	6
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	13
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	9,470	12,225
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	285	307
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	1,945	2,502
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	840	954
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	4,050	5,184
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	970	1,146
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	3,350	3,983
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	1,120	1,323
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,530	4,187
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	7,750	9,517
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	1,155	1,364
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,720	3,240
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	3,910	4,647

2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.860%	12/1/17	17,000	16,952
3 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	0.580%	9/8/16	3,985	3,985
California Economic Recovery GO	5.000%	7/1/18 (ETM)	23,110	24,974
California Economic Recovery GO	5.000%	7/1/18 (ETM)	6,660	7,197
California Economic Recovery GO	5.000%	7/1/19 (ETM)	32,330	36,310
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	43,745	49,105
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	28,845	32,581
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	16,540	18,682
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/19	1,085	1,172
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/20	1,040	1,155
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/21	800	912
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/22	1,190	1,384
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/23	1,800	2,131
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/24	1,900	2,286
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/25	1,035	1,260
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/26	1,000	1,321
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/27	700	911
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/30	1,750	2,226
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/31	1,875	2,374
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/32	2,000	2,524
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/33	3,590	4,119
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/34	3,350	3,835
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	885
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,380
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	435
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,287
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/18	270	289
California Educational Facilities Authority
Revenue (Occidental College)	4.000%	10/1/19	200	221
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/20	290	340
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/21	145	175

California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/22	125	155
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/23	130	165
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/24	340	440
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/26	260	339
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/27	250	324
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/31	1,000	1,250
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/32	1,000	1,245
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/33	1,545	1,917
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,246
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/35	3,100	3,814
3 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.620%	9/8/16	4,400	4,400
3 California Educational Facilities Authority
Revenue (Stanford University) VRDO	0.620%	9/8/16	8,200	8,200
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/25	5,000	6,576
California Educational Facilities Authority
Revenue (University of Southern California)	4.500%	10/1/33	6,115	6,369
3 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.590%	9/8/16	614	614
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/20	1,770	2,051
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,492
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,578
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,308
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/24	2,500	3,142
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,315	2,954
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/31	1,005	1,259
California GO	4.000%	9/1/16	15,000	15,000
California GO	5.000%	9/1/16 (Prere.)	12,120	12,120
California GO	5.000%	10/1/16	11,875	11,921
California GO	5.000%	10/1/16 (Prere.)	12,500	12,548
California GO	5.000%	10/1/16	8,000	8,031
California GO	5.000%	10/1/16 (Prere.)	14,800	14,856
California GO	4.500%	12/1/16 (Prere.)	1,110	1,121
California GO	5.000%	12/1/16	1,200	1,214
California GO	5.000%	4/1/17	11,000	11,289
California GO	6.000%	4/1/17 (2)	680	702
2 California GO	1.310%	5/1/17	1,000	1,000
California GO	4.000%	9/1/17	1,375	1,423

California GO	5.250%	2/1/18 (14)	8,000	8,528
California GO	6.000%	2/1/18 (2)	6,240	6,719
California GO	5.000%	3/1/18	1,850	1,972
California GO	5.500%	4/1/18	29,250	31,515
2 California GO	1.460%	5/1/18	9,230	9,276
California GO	5.000%	8/1/18	1,895	1,930
California GO	5.000%	8/1/18	1,065	1,154
California GO	5.000%	9/1/18	5,200	5,653
California GO	5.000%	10/1/18	14,095	15,371
California GO	5.000%	10/1/18	20,000	21,810
California GO	2.000%	11/1/18	16,545	17,033
California GO	5.000%	2/1/19	4,715	5,204
California GO	5.500%	4/1/19	11,245	12,627
California GO	5.000%	8/1/19	25,000	28,094
California GO	5.000%	8/1/19	35,445	39,832
California GO	4.000%	9/1/19	2,100	2,305
California GO	5.000%	9/1/19	5,000	5,636
California GO	5.000%	9/1/19	9,000	10,144
California GO	5.000%	10/1/19	21,000	23,739
California GO	2.000%	11/1/19	6,695	6,963
California GO	5.000%	2/1/20	2,950	3,373
California GO	5.250%	2/1/20	7,500	8,639
California GO	5.000%	3/1/20	19,535	22,400
California GO	5.000%	8/1/20	14,890	15,165
California GO	5.000%	9/1/20	9,970	11,619
California GO	5.000%	9/1/20	3,690	4,300
California GO	5.000%	9/1/20	6,000	6,993
California GO	5.000%	10/1/20	5,555	6,492
California GO	5.250%	10/1/20	4,500	5,131
California GO	5.000%	11/1/20	47,795	56,004
California GO	5.000%	2/1/21	2,000	2,357
California GO	5.000%	3/1/21	2,250	2,584
California GO	5.000%	4/1/21	2,240	2,653
California GO	5.500%	4/1/21	2,000	2,248
California GO	5.000%	9/1/21	9,800	11,742
California GO	5.000%	9/1/21	13,700	16,415
California GO	5.000%	9/1/21	1,310	1,570
California GO	5.000%	10/1/21	2,575	3,092
California GO	5.000%	11/1/21	2,820	3,393
California GO	5.000%	2/1/22	8,125	9,801
California GO	5.000%	2/1/22	1,185	1,429
California GO	5.000%	4/1/22	4,550	5,511
California GO	5.000%	9/1/22	12,710	15,542
California GO	5.000%	9/1/22	10,000	12,228
California GO	5.250%	9/1/22	17,400	21,528
California GO	5.000%	10/1/22	15,000	18,376
California GO	5.000%	11/1/22	31,890	39,139
California GO	5.000%	2/1/23	15,880	19,213
California GO	5.000%	2/1/23	15,000	18,483
California GO	5.000%	9/1/23	10,000	12,493
California GO	5.000%	9/1/23	7,000	8,582
California GO	5.250%	9/1/23	2,455	2,980
California GO	5.000%	10/1/23	3,135	3,924
California GO	5.000%	10/1/23	12,450	15,584
California GO	5.000%	11/1/23	20,000	25,081
California GO	5.000%	12/1/23	7,500	7,911
California GO	5.000%	2/1/24	11,000	13,593

California GO	5.000%	3/1/24	3,000	3,436
California GO	5.000%	8/1/24	10,100	10,285
California GO	5.000%	8/1/24	1,000	1,271
California GO	5.000%	9/1/24	10,000	12,298
California GO	5.000%	9/1/24	1,000	1,273
California GO	5.000%	10/1/24	8,725	11,129
California GO	5.000%	10/1/24	13,440	13,491
California GO	5.000%	10/1/24	11,420	12,188
California GO	5.000%	11/1/24	5,000	5,863
California GO	5.000%	12/1/24	15,500	19,547
California GO	5.000%	12/1/24	2,000	2,109
California GO	5.000%	2/1/25	12,940	15,586
California GO	5.500%	2/1/25	21,045	27,840
California GO	5.125%	3/1/25	2,100	2,237
California GO	5.000%	8/1/25	18,525	18,863
California GO	5.000%	9/1/25	1,500	1,627
California GO	5.000%	9/1/25	2,185	2,678
California GO	5.000%	9/1/25	4,000	5,185
California GO	5.000%	9/1/25	2,110	2,641
California GO	5.000%	10/1/25	8,490	9,058
California GO	5.000%	10/1/25	13,865	17,151
California GO	5.000%	11/1/25	14,125	17,928
California GO	5.000%	11/1/25	1,500	1,756
California GO	5.000%	12/1/25	21,015	22,162
California GO	5.000%	3/1/26	5,000	5,712
California GO	5.000%	4/1/26	27,480	29,319
California GO	5.000%	9/1/26	2,500	2,711
California GO	5.000%	9/1/26	5,400	7,094
California GO	5.000%	11/1/26	7,500	8,768
California GO	5.000%	4/1/27	24,285	25,898
California GO	5.750%	4/1/27	31,455	35,454
California GO	4.500%	8/1/27	8,145	8,273
California GO	5.000%	9/1/27	5,500	5,961
California GO	5.000%	10/1/27	13,875	17,052
California GO	5.250%	10/1/27	5,000	6,059
California GO	5.750%	4/1/28	30,000	33,814
California GO	4.500%	8/1/28 (11)	3,375	3,427
California GO	5.000%	8/1/28	6,415	8,175
California GO	4.000%	9/1/28	7,000	8,382
California GO	5.000%	9/1/28	17,500	18,963
4 California GO	5.000%	9/1/28	15,000	19,377
California GO	5.250%	9/1/28	6,000	7,237
California GO	5.250%	2/1/29	2,790	3,381
California GO	5.000%	9/1/29	6,000	7,155
California GO	5.000%	9/1/29	16,000	17,337
California GO	5.000%	10/1/29	10,245	10,924
California GO	4.500%	12/1/29	2,525	3,035
California GO	5.250%	3/1/30	20,000	22,887
California GO	5.000%	5/1/30	13,870	17,282
California GO	4.500%	8/1/30	3,100	3,147
California GO	5.000%	9/1/30	10,000	11,903
California GO	5.000%	9/1/30	9,100	11,484
California GO	5.000%	9/1/30	10,180	11,029
California GO	5.250%	9/1/30	5,000	6,276
California GO	5.000%	10/1/30	5,800	7,300
California GO	5.000%	12/1/30	3,760	4,661
California GO	5.750%	4/1/31	37,030	41,677

California GO	5.000%	5/1/31	13,000	16,166
California GO	5.000%	8/1/31	10,000	12,418
California GO	5.250%	8/1/31	5,755	7,389
California GO	5.000%	9/1/31	7,000	8,317
California GO	5.000%	10/1/31	5,500	6,908
California GO	5.000%	12/1/31	6,000	7,437
California GO	5.000%	12/1/31	6,500	8,060
California GO	5.000%	2/1/32	2,540	3,029
California GO	5.000%	8/1/32	5,000	6,252
California GO	5.250%	8/1/32	2,000	2,558
4 California GO	5.000%	9/1/32	15,000	18,970
California GO	5.000%	10/1/32	23,500	29,454
California GO	4.500%	12/1/32 (14)	1,210	1,223
California GO	5.000%	12/1/32	7,000	7,368
California GO	5.000%	2/1/33	1,760	2,128
California GO	5.000%	2/1/33	1,750	2,083
California GO	5.000%	3/1/33	3,395	4,193
California GO	6.000%	3/1/33	12,000	14,136
California GO	5.125%	4/1/33	6,550	6,995
California GO	6.500%	4/1/33	22,715	26,055
California GO	5.000%	8/1/33	1,500	1,866
California GO	5.000%	9/1/33	3,830	4,700
4 California GO	5.000%	9/1/33	15,000	18,893
California GO	5.000%	12/1/33	3,120	3,842
4 California GO	5.000%	9/1/34	10,620	13,322
California GO	5.000%	10/1/34	9,200	11,452
California GO	5.000%	8/1/35	10,000	12,439
California GO	5.000%	9/1/35	9,805	12,267
4 California GO	5.000%	9/1/35	10,000	12,504
California GO	5.000%	9/1/36	10,675	13,323
2 California GO PUT	1.177%	12/3/18	1,000	1,000
California GO PUT	3.000%	12/1/19	52,000	55,041
California GO PUT	4.000%	12/1/21	21,905	24,904
California GO VRDO	0.500%	9/1/16 LOC	11,400	11,400
California GO VRDO	0.500%	9/1/16 LOC	5,250	5,250
California GO VRDO	0.550%	9/1/16 LOC	6,100	6,100
California GO VRDO	0.560%	9/8/16 LOC	34,000	34,000
California GO VRDO	0.620%	9/8/16 LOC	7,100	7,100
4 California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/22	1,200	1,380
4 California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/23	1,750	2,037
4 California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/24	3,300	3,886
4 California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/25	3,000	3,573
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,954
4 California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/26	2,000	2,399
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,426
4 California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/27	3,605	4,265
4 California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/31	2,100	2,385

4 California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/32	2,375	2,680
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	23,205	25,252
4 California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	2,500	2,801
4 California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/34	3,000	3,350
4 California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/35	3,150	3,502
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	215	238
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,121
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,442
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,504
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,493
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,300	5,737
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	22,425
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,813
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,260	4,849
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.690%	9/8/16 LOC	14,000	14,000
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,123
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,436
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,390
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,905	8,900
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	9,158
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,600	2,005
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	3,500	4,100
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,598
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	2,910	3,391
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	2,890	3,311
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	2.360%	7/1/17	5,255	5,286
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,855

California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,307
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.630%	9/8/16 LOC	6,700	6,700
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	333
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	529
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	1,050
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	910
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	372
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	950
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	909
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	848
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,687
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,500	1,825
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	2,064
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,250	2,733
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	15,017
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	3,500	4,182
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	3.000%	2/1/19	1,235	1,304
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,902
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,677
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,219
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,668
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	7,154
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	3,140
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,939
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/34	2,390	2,851
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/35	4,020	4,782
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	0.670%	9/8/16 LOC	7,435	7,435

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/19	500	549
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	800	962
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	470	562
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	500	615
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	350	430
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/23	300	376
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/30	1,655	2,118
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/31	1,300	1,657
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/32	1,500	1,904
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/33	1,610	2,036
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/34	1,500	1,673
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17 (Prere.)	80	80
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/24	850	1,060
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/25	425	527
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/26	775	953
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,441
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,650
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,132
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	2,028
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,020	1,174
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,206
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,626

California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,400	2,962
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	6,053
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	6,063
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/17	380	394
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/18	335	361
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/20	300	345
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/21	465	550
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/22	175	211
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/24	370	461
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/25	500	633
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/26	750	940
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/28	880	1,082
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/29	855	1,047
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/31	870	1,058
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	4,000	4,469
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/18 (Prere.)	3,030	3,386
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,324
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,422
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,310
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,996
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	6,211
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	5,000	6,171
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,952

4 California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/30	2,015	2,578
4 California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	5.000%	10/1/31	2,000	2,546
4 California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/34	2,250	2,556
4 California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/35	8,000	9,049
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	574
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	7,244
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,865	3,351
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,634
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,265
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	887
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	1,000
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,383
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,170
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,970	6,004
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	11,303
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	7,473
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	1,250	1,309
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,447
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,254
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,594
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,220
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/31	2,000	2,337
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/19	2,000	2,254
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,563
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,531
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/21	500	605

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,318
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/22	200	248
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/23	300	378
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	400	513
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/24	1,000	1,282
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	400	520
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/25	600	781
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,594
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	400	516
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/26	1,000	1,320
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	400	512
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/27	600	786
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	500	636
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,618
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	850	1,094
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,150	1,477
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,505	6,610
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,975
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/31	1,110	1,418
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/32	1,400	1,781
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	3,580	4,533
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/34	4,000	5,044
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/35	2,500	3,139
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	3,000	3,752
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	6,014
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/20	200	231
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/21	300	356
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/22	200	242

California Infrastructure & Economic
Development Bank Revenue	4.000%	10/1/22	1,000	1,177
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/22	1,400	1,730
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/23	200	247
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,800	2,275
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/23	1,300	1,642
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/24	600	754
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,175	1,518
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/24	1,300	1,678
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/25	1,500	1,973
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/26	760	985
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/26	1,500	2,004
California Infrastructure & Economic
Development Bank Revenue	5.000%	7/1/27	1,775	2,285
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/27	7,765	10,189
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/28	4,600	5,996
California Infrastructure & Economic
Development Bank Revenue	4.000%	7/1/29	910	1,053
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/20	1,000	1,167
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/21	800	959
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/29	1,500	1,856
3 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.680%	9/1/16 (ETM)	35,330	35,330
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	10,000	11,904
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.114%	8/1/18	6,000	6,123
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.840%	4/1/18	1,500	1,502
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.840%	4/2/18	22,470	22,503

California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.550%	9/1/16 LOC	12,300	12,300
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.590%	9/1/16 LOC	22,300	22,300
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.590%	9/1/16 LOC	9,800	9,800
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.630%	9/1/16 LOC	16,165	16,165
California Infrastructure & Economic
Development Bank Revenue (Pacific Gas &
Electric Co.) VRDO	0.630%	9/1/16 LOC	16,830	16,830
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,792
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,044
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,149
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,610	18,347
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/21	565	655
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/23	400	481
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	5.000%	8/15/30	1,000	1,180
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	0.530%	9/1/16	35,600	35,600
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,500	1,927
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,360	6,946
2 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	1.060%	4/2/18	6,000	5,974
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,509
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,783
California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,965
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/19	1,450	1,580
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/20	1,760	1,971

California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/21	1,300	1,491
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/22	1,000	1,170
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/23	1,285	1,533
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/24	1,325	1,609
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/25	1,180	1,447
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/20	2,005	2,258
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/21	1,000	1,157
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/22	1,000	1,182
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/23	1,000	1,201
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/24	500	612
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/25	650	808
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/26	700	865
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/27	600	737
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	750	916
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/29	1,895	2,302
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	3,470	4,171
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/32	3,655	4,369
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/33	3,835	4,562
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/34	4,035	4,783
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/35	4,000	4,718
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.125%	7/1/23	1,000	1,126

California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,469
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,615
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.580%	9/1/16 LOC	31,600	31,600
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.620%	9/1/16 LOC	8,100	8,100
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/16	3,785	3,800
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	11,625	12,503
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	12,200	13,620
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/20	4,180	4,829
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	13,000	15,136
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	7,375	8,777
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/21	1,375	1,651
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	11,453
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/22	1,500	1,837
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/23	2,350	2,943
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/24	4,250	5,404
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/24	1,925	2,452
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	2,925	3,766
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/31	5,000	6,166
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	7,359
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	5,000	6,145
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/32	5,000	6,288
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	5,000	6,125
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/33	3,000	3,760
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	25,000	28,998
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,673
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	7,105
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,975	10,917
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	400	478

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,500	1,827
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	1,550	1,866
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,500	1,832
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	8,353
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	3,469
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,932
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	3,022
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,950
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,200	3,843
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,983
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (ETM)	7,670	8,883
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20 (ETM)	2,015	2,359
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21 (ETM)	1,650	1,988
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	6,444
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,370
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/18	1,080	1,184
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/20	10,000	11,396
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	4,160	4,780
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	5,850	6,740
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,706
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/20	1,600	1,877
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	5,000	6,045
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (ETM)	5,400	6,538
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	2,645	3,198
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	2,965	3,575
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	1,110	1,339
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	2,670	3,238
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,687

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/22 (Prere.)	3,000	3,687
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,500	1,840
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	1,195	1,468
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	9,065	10,455
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	5,028
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,000	1,221
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,000	2,454
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,560	4,360
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/28	4,250	5,332
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/29	1,140	1,423
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/30	1,250	1,551
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	5,545	6,974
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,984
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/31	7,000	8,782
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	13,745
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	4,670	5,859
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	8,250	8,850
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	11,225	12,042
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	12,125	13,007
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	4,840	5,192
California State University Systemwide Revenue	5.000%	5/1/18 (Prere.)	7,410	7,949
California State University Systemwide Revenue	5.000%	11/1/18	2,200	2,407
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	5,000	5,623
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	3,515	3,953
California State University Systemwide Revenue	5.000%	11/1/19	2,300	2,611
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,959
California State University Systemwide Revenue	5.000%	11/1/22	1,500	1,853
California State University Systemwide Revenue	5.000%	11/1/23	3,705	4,683
California State University Systemwide Revenue	5.000%	11/1/23	3,960	4,747
California State University Systemwide Revenue	5.000%	11/1/23	5,605	7,084
California State University Systemwide Revenue	5.000%	11/1/24	2,915	3,467
California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,800
California State University Systemwide Revenue	5.000%	11/1/24	440	471
California State University Systemwide Revenue	5.000%	11/1/25	1,000	1,310
California State University Systemwide Revenue	5.000%	11/1/25	595	637
California State University Systemwide Revenue	5.000%	11/1/26	2,000	2,637
California State University Systemwide Revenue	5.000%	11/1/26	405	433
California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,804
California State University Systemwide Revenue	5.000%	11/1/27	160	171
California State University Systemwide Revenue	5.000%	11/1/27	2,000	2,601
California State University Systemwide Revenue	5.000%	11/1/28	5,000	6,346

California State University Systemwide Revenue	5.000%	11/1/28	2,610	3,380
California State University Systemwide Revenue	4.000%	11/1/29	3,900	4,390
California State University Systemwide Revenue	5.000%	11/1/29	16,585	21,399
California State University Systemwide Revenue	5.000%	11/1/30	2,000	2,570
California State University Systemwide Revenue	5.000%	11/1/30 (4)	250	268
California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,738
California State University Systemwide Revenue	5.000%	11/1/31	8,900	11,169
California State University Systemwide Revenue	5.000%	11/1/31	14,000	17,901
California State University Systemwide Revenue	5.000%	11/1/31	10,080	12,833
California State University Systemwide Revenue	5.000%	11/1/32	5,000	6,358
California State University Systemwide Revenue	5.000%	11/1/32	12,895	16,342
California State University Systemwide Revenue	5.000%	11/1/33	10,000	12,665
California State University Systemwide Revenue	5.000%	11/1/33	5,775	7,291
California State University Systemwide Revenue	4.000%	11/1/34	9,875	11,332
California State University Systemwide Revenue	5.000%	11/1/34	5,000	6,206
California State University Systemwide Revenue	4.000%	11/1/35	8,875	10,134
California State University Systemwide Revenue	5.000%	11/1/35	5,975	7,385
California State University Systemwide Revenue	5.000%	11/1/35	13,205	16,545
California State University Systemwide Revenue	5.000%	11/1/36	3,000	3,757
California State University Systemwide Revenue
PUT	4.000%	11/1/21	23,465	26,623
California State University Systemwide Revenue
PUT	4.000%	11/1/23	19,435	22,698
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	5.500%	7/1/31	6,320	6,575
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	2,500	2,522
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/19	725	772
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,132
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,842
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	4,116
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/17	350	354
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	450	465
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	540
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/20	750	830
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/22	1,500	1,806
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/23	1,500	1,840

California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/24	1,000	1,250
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/25	765	974
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/26	1,500	1,940
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/32	5,000	6,223
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.100%	10/1/19	5,455	5,459
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.400%	10/1/20	1,450	1,451
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/18	275	300
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/19 (4)	250	282
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/20 (4)	210	244
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/21 (4)	200	238
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/22 (4)	200	243
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/23 (4)	400	495
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/24 (4)	500	630
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/27 (4)	1,660	2,075
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/28 (4)	900	1,119
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/34 (4)	2,500	3,033
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.600%	9/8/16 LOC	5,700	5,700
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/16	750	753
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	3.000%	11/1/17	750	771

California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/18	245	262
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/19	375	412
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/20	100	116
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	4.000%	11/1/21	345	396
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/22	375	460
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/23	275	345
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/24	300	380
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/25	355	447
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/26	325	406
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/27	750	934
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/28	1,310	1,621
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/29	700	862
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/30	1,010	1,237
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	11,500	13,225
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/31	1,000	1,222
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/32	1,690	2,059
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.500%	7/1/22	3,600	3,600
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.750%	7/1/25	1,405	1,405
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/24	10,040	10,040

California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	3,151
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,020	5,042
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,955
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,917
California Statewide Communities Development
Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,229
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/18	610	652
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	583
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	780
California Statewide Communities Development
Authority Revenue (Eskaton Properties Inc.
Obligated Group)	5.250%	11/15/34	4,350	4,953
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	500	539
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	1,035	1,039
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	558
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	373
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	324
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	301
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/23	650	795
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/24	750	934
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/25	800	983
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/26	1,000	1,221
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/27	2,000	2,432

California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/28	3,000	3,628
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/29	3,000	3,610
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/30	4,565	5,480
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/31	4,000	4,789
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/32	3,790	4,526
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/33	2,500	2,975
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/34	2,000	2,374
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	3,190	3,543
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,000	6,169
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,449
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/27	8,975	9,479
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/26	1,735	2,115
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	4,000	4,708
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/31	2,695	3,170
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	5,000	5,789
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	3.000%	8/15/17	1,250	1,278
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20	1,400	1,621
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/21	1,000	1,190
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/22	750	912
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23	500	623

California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/24	760	959
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/25	1,000	1,287
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/26	1,000	1,304
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/27	1,000	1,322
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/28	750	1,004
California Statewide Communities Development
Authority Revenue (Scripps Health) VRDO	0.600%	9/8/16 LOC	8,500	8,500
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (4)	3,970	4,132
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	597
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	583
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,292
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	9,005
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	14,102
3 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.590%	9/8/16	32,463	32,463
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,170	1,173
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	3.000%	8/1/21	2,600	2,609
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,324
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	4.000%	5/15/17	4,675	4,783
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/17 (ETM)	1,800	1,857
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/18	765	819

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/18	1,000	1,070
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/18 (Prere.)	5,000	5,416
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/19	500	554
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/20	500	570
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/21	825	966
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/22	2,515	3,000
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/23	1,250	1,521
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/24	1,000	1,238
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/25	1,000	1,257
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/26	1,710	2,183
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/27	1,000	1,272
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/28	2,500	3,151
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,507
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	8,124

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/33	2,625	3,231
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/34	1,750	2,142
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/35	2,000	2,434
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/17	1,500	1,562
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,170
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,340
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/21 (15)	5,225	5,824
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/22 (15)	6,020	6,516
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/24 (15)	6,860	7,396
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/22	1,130	1,369
Carson CA Redevelopment Agency Tax
Allocation Revenue (Carson Merged &
Amended Project Area)	5.000%	10/1/23	1,170	1,447
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/19 (4)	800	899
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/20 (4)	785	900
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/21 (4)	850	999
Carson CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	5.000%	10/1/22 (4)	600	718
Castro Valley CA Unified School District GO	4.000%	8/1/17	500	516
Castro Valley CA Unified School District GO	4.000%	8/1/18	400	426
3 Central Basin Municipal Water District California
COP TOB VRDO	0.710%	9/8/16 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/19 (Prere.)	3,000	3,421
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,036
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	854
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,192
Cerritos CA Community College District GO	0.000%	8/1/20	500	477

Cerritos CA Community College District GO	0.000%	8/1/22	500	454
Cerritos CA Community College District GO	0.000%	8/1/23	500	440
Cerritos CA Community College District GO	4.000%	8/1/30	3,480	3,971
Cerritos CA Community College District GO	4.000%	8/1/32	2,260	2,558
Chabot-Las Positas CA Community College
District GO	2.000%	8/1/17	930	943
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/18	850	890
Chabot-Las Positas CA Community College
District GO	2.000%	8/1/19	1,000	1,040
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/19	360	395
Chabot-Las Positas CA Community College
District GO	3.000%	8/1/20	1,500	1,631
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/20	500	582
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,783
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	2,500	3,052
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	9,011
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	8,979
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	13,000	15,517
Chaffey CA Community College District GO	5.000%	6/1/32	5,000	6,181
Chaffey CA Union High School District GO	0.000%	8/1/20	400	378
Chaffey CA Union High School District GO	0.000%	8/1/21	500	463
Chaffey CA Union High School District GO	0.000%	8/1/22	500	449
Chaffey CA Union High School District GO	0.000%	8/1/23	600	519
Chaffey CA Union High School District GO	0.000%	8/1/24	500	417
Chaffey CA Union High School District GO	0.000%	8/1/25	655	521
Chaffey CA Union High School District GO	0.000%	8/1/26	1,430	1,087
Chaffey CA Union High School District GO	0.000%	8/1/28	2,000	1,381
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency) VRDO	0.610%	9/8/16 LOC	15,765	15,765
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24 (4)	675	832
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25 (4)	1,000	1,248
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (15)	625	725
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/27 (15)	1,195	1,483
Chino CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	1,170	1,429
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	6,245	6,251
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	2.000%	9/1/16	670	670
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	4.000%	9/1/17	700	722
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	1,165	1,260

Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,265	2,537
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/20	1,185	1,366
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/21	2,500	2,954
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,615	3,143
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,225	3,903
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,495	4,319
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,685	4,545
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,194
Citrus CA Community College District GO	0.000%	8/1/33	1,000	858
Citrus CA Community College District GO	0.000%	8/1/35	3,150	2,672
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,574
Coast CA Community College District GO	0.000%	8/1/33	8,000	4,323
Coast CA Community College District GO	5.000%	8/1/33	3,000	3,768
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	950
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,233
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	4.000%	8/1/18	1,000	1,055
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/19	1,040	1,152
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/20 (15)	1,230	1,405
Colton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	8/1/22 (15)	1,215	1,446
Conejo Valley CA Unified School District GO	0.000%	8/1/21 (4)	2,000	1,853
Conejo Valley CA Unified School District GO	0.000%	8/1/22 (4)	2,750	2,482
Conejo Valley CA Unified School District GO	0.000%	8/1/23 (4)	2,500	2,198
Conejo Valley CA Unified School District GO	0.000%	8/1/24 (4)	3,000	2,566
Conejo Valley CA Unified School District GO	0.000%	8/1/25 (4)	3,380	2,745
Conejo Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,500	2,702
Conejo Valley CA Unified School District GO	0.000%	8/1/27 (4)	3,000	2,189
Conejo Valley CA Unified School District GO	0.000%	8/1/28 (4)	2,290	1,576
Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	5,068
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,679
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,890
Contra Costa CA Municipal Water District
Revenue	3.000%	10/1/19	10,000	10,667
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	1,080	1,240
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/32	1,600	1,949
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/33	1,800	2,189
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/17 (Prere.)	5,195	5,370
Contra Costa County CA Public Financing
Authority Lease Revenue	3.000%	6/1/20	1,000	1,077

Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/20	800	920
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/21	700	829
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	10,105	10,428
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22	600	722
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	2,335	2,869
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/23	1,130	1,389
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	591
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	615
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,730
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,871
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,544
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	885
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	1,105
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	1,234
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	1,163
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	962
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,388
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,623
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	3,075
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	1,206
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,907
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	740	743
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	4,056
Cupertino CA Union School District GO	5.000%	8/1/32	480	622
Cupertino CA Union School District GO	5.000%	8/1/33	545	704
Cupertino CA Union School District GO	5.000%	8/1/34	245	315
Del Mar CA Race Track Authority Revenue	4.000%	10/1/21	1,380	1,509
Del Mar CA Race Track Authority Revenue	5.000%	10/1/24	1,585	1,836
Del Mar CA Race Track Authority Revenue	5.000%	10/1/26	1,745	1,997
Del Mar CA Race Track Authority Revenue	5.000%	10/1/27	1,835	2,093
Del Mar CA Race Track Authority Revenue	5.000%	10/1/29	1,010	1,148
Del Mar CA Race Track Authority Revenue	5.000%	10/1/35	1,665	1,884
Desert CA Community College District GO	4.000%	8/1/19	1,500	1,643
Desert CA Community College District GO	5.000%	8/1/20	1,760	2,045
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/35	8,455	10,659
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/25	6,265	8,174

East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/28	5,300	7,159
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,310
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	18,432
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	3,975	5,015
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,015	5,043
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/33	4,280	5,357
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/34	1,855	2,313
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	3,050	3,789
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,935
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,000	7,419
Eastern California Municipal Water District
Water & Sewer	4.000%	7/1/18	2,000	2,123
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/19	2,030	2,275
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/20	2,500	2,896
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/21	1,500	1,790
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/22	1,000	1,222
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/23	1,500	1,876
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/24	1,000	1,276
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/25	1,000	1,298
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/26	1,000	1,319
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/27	2,445	3,193
4 Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/27	665	873
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/28	1,875	2,435
4 Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/28	1,725	2,252
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	3,620	4,667
4 Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/29	2,625	3,398
4 Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/30	2,500	3,216
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	3,000	3,830
4 Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/31	5,000	6,400
Eastern California Municipal Water District
Water & Sewer	5.000%	7/1/32	2,500	3,177

4	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/32	5,000	6,374
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/33	3,750	4,746
4	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/33	5,000	6,354
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/34	4,720	5,949
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/35	4,970	6,239
	Eastern California Municipal Water District
	Water & Sewer	5.000%	7/1/36	2,310	2,891
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/26	5,245	5,641
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/27	6,220	6,689
	Eastern California Municipal Water District
	Water & Sewer COP	5.000%	7/1/28	1,000	1,075
	Eastern California Municipal Water District
	Water & Wastewater Revenue VRDO	0.540%	9/1/16	10,875	10,875
2,3 Eaton Vance California Municipal Bond Fund II		1.410%	7/1/19	8,300	8,302
	El Camino CA Community College District GO	2.000%	8/1/17	1,750	1,774
	El Camino CA Community College District GO	2.000%	8/1/17	2,200	2,230
	El Camino CA Community College District GO	0.000%	8/1/29	8,065	5,757
	El Camino CA Community College District GO	0.000%	8/1/32	10,000	6,434
	El Camino CA Community College District GO	0.000%	8/1/33	3,500	2,183
	El Camino CA Community College District GO	5.000%	8/1/34	1,100	1,397
	El Camino CA Community College District GO	5.000%	8/1/35	1,230	1,553
	El Camino CA Community College District GO	5.000%	8/1/36	1,400	1,756
	El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,189
	El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,705
	El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,691
	El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	1,500	1,849
	El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	5,460	6,579
	El Dorado County CA Community Facilities
	District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,346
	Elk Grove CA Finance Authority Special Tax
	Revenue	3.000%	9/1/18	425	443
	Elk Grove CA Finance Authority Special Tax
	Revenue	4.000%	9/1/19	655	715
	Elk Grove CA Finance Authority Special Tax
	Revenue	4.000%	9/1/20	560	625
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/21	450	534
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/22	425	514
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/33 (15)	2,000	2,442
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/34 (15)	3,970	4,823
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/35 (15)	3,735	4,513
	Encinitas CA Community Facilities District No. 1
	Special Tax Revenue	5.000%	9/1/28	1,000	1,173
	Encinitas CA Community Facilities District No. 1
	Special Tax Revenue	5.000%	9/1/29	800	935
	Escondido CA GO	5.000%	9/1/22	755	926

Escondido CA GO	5.000%	9/1/23	2,030	2,549
Escondido CA GO	5.000%	9/1/24	825	1,057
Escondido CA GO	5.000%	9/1/25	1,000	1,304
Evergreen CA School District Election GO	3.000%	8/1/17	1,500	1,534
Evergreen CA School District Election GO	4.000%	8/1/34	1,070	1,219
Evergreen CA School District Election GO	4.000%	8/1/36	1,870	2,107
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26	1,725	2,078
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27	1,810	2,178
Fontana CA Community Facilities District No. 22
Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28	1,900	2,276
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,347
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,885
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,575	3,588
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,496
Fontana CA Unified School District GO	5.250%	8/1/18 (Prere.)	4,350	4,738
Foothill-De Anza CA Community College District
GO	4.500%	8/1/17 (Prere.)	2,600	2,696
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/20 (4)	3,930	3,728
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,820
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/22 (4)	12,255	11,063
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/23 (4)	16,430	14,371
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/24 (4)	1,880	1,599
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/25	2,130	1,749
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/26	3,000	2,517
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/27	5,000	4,267
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/31 (4)	1,000	928
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	5,000	6,053
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	625	645
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	22,880	25,030
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	25,000	29,822
Fremont CA Unified School District GO	4.000%	8/1/17	15,075	15,551
Fremont CA Unified School District GO	5.000%	8/1/18	2,325	2,523
Fremont CA Unified School District GO	5.000%	8/1/19	2,400	2,707
Fremont CA Unified School District GO	5.000%	8/1/20	2,275	2,656
Fremont CA Unified School District GO	4.000%	8/1/29	1,070	1,229
Fremont CA Unified School District GO	4.000%	8/1/30	1,415	1,615
Fremont CA Unified School District GO	4.000%	8/1/31	1,790	2,049
Fremont CA Unified School District GO	4.000%	8/1/32	2,195	2,484

Fremont CA Unified School District GO	4.000%	8/1/33	2,630	2,968
Fremont CA Unified School District GO	4.000%	8/1/34	3,105	3,519
Fremont CA Union High School District GO	4.000%	8/1/17	3,750	3,870
Fremont CA Union High School District GO	4.000%	8/1/32	1,000	1,136
Fremont CA Union High School District GO	4.000%	8/1/34	2,085	2,348
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	900
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,182
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,852
Gavilan CA Joint Community College District
GO	5.000%	8/1/32	4,200	5,255
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,899
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/22 (15)	1,555	1,792
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/23 (15)	2,310	2,698
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/24 (15)	1,400	1,760
Golden State Tobacco Securitization Corp.
California Revenue	3.000%	6/1/17	2,000	2,036
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/17	610	630
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/18	4,000	4,228
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/19	1,500	1,669
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/20	1,750	2,013
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	1,000	1,186
Golden State Tobacco Securitization Corp.
California Revenue	4.550%	6/1/22 (4)	470	498
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/31	3,700	4,121
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	2,465	2,489
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	7,000	8,646
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	11,000	13,508
Golden State Tobacco Securitization Corp.
California Revenue	4.000%	6/1/35	1,170	1,271
3 Golden State Tobacco Securitization Corp.
California Revenue TOB VRDO	0.730%	9/8/16 LOC	12,205	12,205
Grossmont CA Union High School District GO	5.000%	8/1/22	1,250	1,529
Grossmont CA Union High School District GO	0.000%	2/1/25 (4)	1,400	1,135
Grossmont CA Union High School District GO	0.000%	8/1/26 (4)	2,040	1,553
Grossmont CA Union High School District GO	0.000%	8/1/27 (4)	2,825	2,048
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	2,430
Grossmont CA Union High School District GO	0.000%	8/1/28 (4)	2,905	1,988
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	5,120
Grossmont CA Union High School District GO	4.000%	8/1/33	10,000	11,433

Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/22 (12)	5,480	5,930
Grossmont-Cuyamaca CA Community College
District GO	5.000%	8/1/23 (12)	5,000	5,406
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	11,626
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	16,561
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/26 (4)	1,420	1,818
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/28 (4)	2,575	3,252
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/29 (4)	2,390	2,997
Hanford CA Joint Union High School District
Revenue	5.000%	8/1/31 (4)	2,385	2,964
Hartnell CA Community College GO	5.000%	8/1/21	500	599
Hartnell CA Community College GO	5.000%	8/1/22	500	613
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	4,930	6,012
Hayward CA Unified School District GO	5.000%	8/1/30 (4)	3,465	4,225
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	1,500	1,821
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	1,700	2,056
Hayward CA Unified School District GO	5.000%	8/1/32 (4)	4,240	5,129
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	6,130	7,391
Hayward CA Unified School District GO	5.000%	8/1/33 (4)	3,045	3,671
Hemet CA Unified School District Financing
Authority Special Tax Revenue	2.000%	9/1/16	250	250
Hemet CA Unified School District Financing
Authority Special Tax Revenue	3.000%	9/1/17	250	255
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/18	280	296
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/19	350	377
Hemet CA Unified School District Financing
Authority Special Tax Revenue	4.000%	9/1/20	250	274
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/21	175	204
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/22	500	593
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/23	500	603
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/24	615	750
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25	385	468
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/27	950	1,138
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,487
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/32	550	643
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/33	580	675
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/34	360	418
Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,000	1,243

Hollister CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,235	1,526
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	1,500	1,758
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	1,000	1,172
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21	1,000	1,210
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	525	648
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22	1,000	1,234
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23	1,500	1,892
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	670	862
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24	1,000	1,286
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25	1,250	1,635
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	2,265	3,002
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27	500	650
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28	600	774
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	3,000	3,799
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/18 (4)	1,000	1,059
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	9/1/19 (4)	1,225	1,331
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	1,285	1,473
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	1,615	1,901
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	1,195	1,431
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	750	915
Indian Wells CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	610	757
Irvine CA Assessment District No. 00-18
Improvement Revenue VRDO	0.580%	9/1/16 LOC	1,300	1,300
Irvine CA Assessment District No. 94-13
Improvement Revenue (Oak Creek) VRDO	0.580%	9/1/16 LOC	2,050	2,050
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.580%	9/1/16 LOC	1,600	1,600
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.580%	9/1/16 LOC	8,500	8,500
Irvine CA Ranch Water District Revenue VRDO	0.540%	9/1/16 LOC	6,450	6,450
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.580%	9/1/16 LOC	2,600	2,600
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,432
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,178
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,693
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,978
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	475
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	405
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,364
Irvine CA Reassessment District No. 15-1
Improvement Revenue	5.000%	9/2/22	1,000	1,214

Irvine CA Reassessment District No. 15-2
Improvement Revenue	2.000%	9/2/16	300	300
Irvine CA Reassessment District No. 15-2
Improvement Revenue	3.000%	9/2/17	400	409
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/18	500	531
Irvine CA Reassessment District No. 15-2
Improvement Revenue	4.000%	9/2/20	750	831
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/21	675	788
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/22	650	771
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/23	800	964
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/24	850	1,036
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/25	450	553
Irvine CA Reassessment District No. 15-2
Improvement Revenue	5.000%	9/2/26	800	975
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.580%	9/1/16 LOC	6,896	6,896
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.540%	9/1/16 LOC	9,000	9,000
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.540%	9/1/16 LOC	31,550	31,550
Irvine CA Unified School District Community
Facilities District No. 09-A Special Tax
Revenue VRDO	0.540%	9/1/16 LOC	5,400	5,400
4 Irvine Ranch CA Water District COP	5.000%	3/1/32	3,630	4,666
4 Irvine Ranch CA Water District COP	5.000%	3/1/33	2,790	3,571
4 Irvine Ranch CA Water District COP	5.000%	3/1/34	1,300	1,657
4 Irvine Ranch CA Water District COP	5.000%	3/1/35	1,540	1,955
4 Irvine Ranch CA Water District COP	5.000%	3/1/36	1,000	1,265
Jefferson CA Union High School District GO	4.000%	8/1/18 (15)	750	796
Jefferson CA Union High School District GO	5.000%	8/1/19 (15)	625	700
Jefferson CA Union High School District GO	5.000%	8/1/20 (15)	500	579
Jefferson CA Union High School District GO	5.000%	8/1/21 (15)	500	595
Jefferson CA Union High School District GO	5.000%	8/1/22 (15)	700	851
Jefferson CA Union High School District GO	5.000%	8/1/23 (15)	1,000	1,240
Jefferson CA Union High School District GO	5.000%	8/1/24 (15)	875	1,107
Jefferson CA Union High School District GO	5.000%	8/1/25 (15)	860	1,103
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	770	815
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/19	1,095	1,186
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/20	1,385	1,529
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/21	500	589
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/22	1,535	1,842
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/23	1,365	1,670

Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/24	620	772
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/25	1,725	2,179
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/17	1,110	1,141
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,457
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,739
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,784
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,325
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,633
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36	4,930	5,319
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	750	923
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,250	1,531
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,250	1,522
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,000	1,234
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/29	1,000	1,234
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,500	1,786
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/31	2,095	2,486
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/32	1,515	1,851
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,271
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23	300	350
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24	310	360
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25	550	636
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29	750	854
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,810	2,108
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,637
Long Beach CA Community College District GO	0.000%	6/1/29 (ETM)	960	754
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	5,420	4,034
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	1,210	1,232
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	415	459
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,255	3,696
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/21	500	582
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/22	260	307
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	7,905	9,492
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.957%	11/15/25	16,845	16,286
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.977%	11/15/26	10,025	9,547
Long Beach CA Harbor Revenue	5.000%	5/15/33	1,000	1,242
Long Beach CA Harbor Revenue	5.000%	5/15/34	2,000	2,475

Long Beach CA Harbor Revenue	5.000%	5/15/35	2,825	3,484
Long Beach CA Unified School District GO	4.000%	8/1/17	2,550	2,631
Long Beach CA Unified School District GO	0.000%	8/1/27	2,500	1,853
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	6,079
Los Angeles CA Community College District GO	2.000%	8/1/17	3,350	3,396
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	2,065	2,150
Los Angeles CA Community College District GO	5.000%	8/1/17 (Prere.)	5,000	5,207
Los Angeles CA Community College District GO	3.000%	8/1/18	2,100	2,197
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	45	49
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5	5
1 Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,255	4,612
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	20	22
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,250	4,607
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	35	38
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	5,000	5,420
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,500	7,046
Los Angeles CA Community College District GO	3.000%	8/1/19	3,200	3,417
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	6,960	7,835
Los Angeles CA Community College District GO	5.500%	8/1/19 (Prere.)	5,000	5,700
1 Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	11,545
Los Angeles CA Community College District GO	4.000%	8/1/20	1,000	1,126
Los Angeles CA Community College District GO	4.000%	8/1/21	555	640
Los Angeles CA Community College District GO	5.000%	8/1/22	3,000	3,690
Los Angeles CA Community College District GO	5.000%	8/1/24	4,735	6,095
Los Angeles CA Community College District GO	5.000%	8/1/24	12,420	15,989
Los Angeles CA Community College District GO	5.000%	8/1/25	10,910	14,319
Los Angeles CA Community College District GO	5.000%	8/1/27	22,535	28,549
Los Angeles CA Community College District GO	5.000%	8/1/28	24,745	31,231
Los Angeles CA Community College District GO	5.000%	8/1/29	6,000	7,562
Los Angeles CA Community College District GO	4.000%	8/1/30	4,045	4,651
Los Angeles CA Community College District GO	4.000%	8/1/30	1,000	1,141
Los Angeles CA Community College District GO	5.000%	8/1/30	7,000	8,769
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	6,986
Los Angeles CA Community College District GO	4.000%	8/1/31	4,320	4,967
Los Angeles CA Community College District GO	5.000%	8/1/31	20,000	24,953
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,964
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	16,613
Los Angeles CA Community College District GO	4.000%	8/1/33	19,215	21,940
3 Los Angeles CA Community College District GO
TOB VRDO	0.600%	9/8/16	2,800	2,800
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/23	800	974
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/24	1,000	1,236
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/25	1,500	1,840
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/26	1,200	1,465
Los Angeles CA Community Facilities District
No.4 Special Tax Revenue (Playa Vista -
Phase 1)	5.000%	9/1/27	2,000	2,408
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	4,000	4,299

Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/18 (Prere.)	3,000	3,237
Los Angeles CA Department of Airports
International Airport Revenue	4.500%	5/15/19	1,305	1,443
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/21	1,145	1,359
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,224
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,722
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	950	1,181
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	2,048
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,801
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,300	1,671
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	1,500	1,920
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,500	6,320
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	2,000	2,545
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	2,000	2,526
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,562
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	5,004
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,115	1,370
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,542
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,094
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,200	1,470
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,190	1,454
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	1,700	2,072
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/33	1,510	1,834
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,750	5,849
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	4,135	5,011
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,457
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/17	5,000	5,188
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	30,630	33,502
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/22	1,000	1,169

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	10,000	11,872
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,227
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	2,500	3,064
Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/23	2,150	2,557
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,469
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,839
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,750	2,196
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	2,490	3,129
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,035
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	810	1,038
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	3,000	3,849
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,000	12,311
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	500	652
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	1,375	1,794
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,568
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,817
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	750	983
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,670	2,184
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	6,000	7,847
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,155
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,818
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,384
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	500	649
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,193
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	8,000	10,100
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	1,000	1,292
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,827
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,500	1,874

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,000	1,282
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,000	2,519
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	10,000	12,437
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	500	638
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	2,500	3,136
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,000	18,463
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	7,000	8,673
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	4,690	5,883
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	1,000	1,270
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	3,300	4,120
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	14,205	17,453
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,730	8,302
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,000	8,601
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	2,008
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,500	9,277
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,080	7,591
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	6,132
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,500	1,887
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,525	6,951
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	12,005	14,889
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	7,500	9,213
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,000	2,480
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	5,305	6,579
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	4,500	5,640
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,500	1,873
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,250	2,809
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,050	1,307
Los Angeles CA Department of Water & Power
Revenue VRDO	0.530%	9/1/16	7,200	7,200

Los Angeles CA Department of Water & Power
Revenue VRDO	0.530%	9/1/16	5,500	5,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.540%	9/1/16	15,300	15,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.540%	9/1/16	2,600	2,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.540%	9/1/16	13,100	13,100
Los Angeles CA Department of Water & Power
Revenue VRDO	0.550%	9/1/16	2,500	2,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.520%	9/8/16	2,800	2,800
Los Angeles CA Department of Water & Power
Revenue VRDO	0.550%	9/8/16	15,900	15,900
Los Angeles CA GO	5.000%	9/1/22	10,000	11,962
Los Angeles CA GO	5.000%	9/1/29	5,850	6,951
Los Angeles CA GO	5.000%	9/1/30	5,850	6,874
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	582
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	899
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,524
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	3,160
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,344
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,411
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/24	6,275	7,984
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	5,000	6,473
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	8,000	10,356
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,000	3,947
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/27	4,000	5,191
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	9,805	12,486
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	7,400	8,405
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	7,000	7,837
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/17 (Prere.)	10,000	10,140
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/17 (Prere.)	14,700	14,917
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/17 (Prere.)	6,500	6,596
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/17 (Prere.)	10,830	10,990
Los Angeles CA Unified School District GO	4.500%	7/1/17 (Prere.)	10,005	10,340
Los Angeles CA Unified School District GO	4.500%	7/1/17 (Prere.)	7,015	7,250
Los Angeles CA Unified School District GO	4.750%	7/1/17 (Prere.)	40,925	42,380
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	17,210	17,853
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	12,975	13,460
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,000	6,224
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	5,000	5,187
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	3,185	3,304
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	1,000	1,038
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	3,648

Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	5,365	5,567
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	3,515	3,647
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,900	3,021
Los Angeles CA Unified School District GO	5.000%	7/1/19	4,860	5,454
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,740	9,808
Los Angeles CA Unified School District GO	5.000%	7/1/19	53,000	59,478
Los Angeles CA Unified School District GO	5.000%	7/1/19	12,690	14,241
Los Angeles CA Unified School District GO	3.000%	7/1/20	16,030	17,409
Los Angeles CA Unified School District GO	3.000%	7/1/20	13,000	14,119
Los Angeles CA Unified School District GO	5.000%	7/1/20	15,000	17,423
Los Angeles CA Unified School District GO	5.000%	7/1/20	28,975	33,655
Los Angeles CA Unified School District GO	4.000%	7/1/21	10,000	11,514
Los Angeles CA Unified School District GO	5.000%	7/1/21	12,500	14,984
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	21,450
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	5,000	5,165
Los Angeles CA Unified School District GO	4.000%	7/1/23	3,265	3,890
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	31,065	32,094
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,465	4,356
Los Angeles CA Unified School District GO	5.000%	7/1/23	5,000	6,286
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	6,600	6,818
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,035	16,750
Los Angeles CA Unified School District GO	5.000%	7/1/24	10,900	14,007
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,768
Los Angeles CA Unified School District GO	4.500%	7/1/25 (14)	2,600	2,684
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,300	1,663
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,000	7,148
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,803
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,977
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,393
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,785
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	10,160
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	26,375	27,221
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	10,171
Los Angeles CA Unified School District GO	5.000%	7/1/28	12,000	15,138
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	3,095
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,811
Los Angeles CA Unified School District GO	5.000%	7/1/29	17,510	21,949
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,975
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,000	3,566
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,518
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,563
Los Angeles CA Unified School District GO	5.000%	7/1/32	2,700	3,199
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,385	1,552
Los Angeles CA Unified School District GO	5.000%	1/1/34	1,580	1,771
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,800	2,084
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,000	2,390
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,368
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,250	1,567
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	15,731
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	11,973
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,637
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	13,284
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	20,605
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,500	1,877
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	5,000	6,069
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	4,500	5,462

Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/25	1,000	1,310
Los Angeles County CA Metropolitan
Transportation Authority Revenue (Union
Station Gateway Project)	5.000%	7/1/26	2,000	2,591
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/19	1,600	1,791
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,477
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,591
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	11,904
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	6,219
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	11,893
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	5,131
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,527
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,923
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/16 (Prere.)	1,940	1,940
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/16 (Prere.)	17,000	17,000
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,194
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21	2,440	2,938
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,000	1,221
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22	1,275	1,569
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,824
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,836
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24	1,325	1,697
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,591
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25	875	1,137
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/30	2,500	3,008
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	3,000	3,600
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/33	6,190	7,692
3 Los Angeles County CA Public Works Financing
Authority Lease Revenue TOB VRDO	0.610%	9/8/16	3,665	3,665
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,050

Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/21	1,670	1,981
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/22	4,555	5,516
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/23	2,105	2,602
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/24	2,215	2,730
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/21	1,470	1,473
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/19	730	826
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	1,000	1,167
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/29	1,370	1,730
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/30	3,060	3,845
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/31	4,300	5,379
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/32	6,000	7,477
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/33	8,350	10,358
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/34	4,000	4,947
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	3,790	4,673
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	14,984
4 Los Angeles County CA Unified School District
GO	5.000%	7/1/28	40,000	51,926
4 Los Angeles County CA Unified School District
GO	5.000%	7/1/30	20,000	25,640
M-S-R California Energy Authority Revenue	7.000%	11/1/34	8,600	13,153
M-S-R California Energy Authority Revenue	7.000%	11/1/34	5,965	9,123
M-S-R California Energy Authority Revenue	7.000%	11/1/34	12,665	19,370
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.560%	9/1/16 LOC	4,700	4,700
Manteca CA Unified School District GO	5.000%	8/1/18	2,215	2,399
Manteca CA Unified School District GO	5.000%	8/1/19	2,495	2,805
Manteca CA Unified School District GO	5.000%	8/1/20	1,000	1,162
Manteca CA Unified School District GO	5.000%	8/1/21	1,000	1,198
Manteca CA Unified School District GO	5.000%	8/1/22	1,000	1,223
Manteca CA Unified School District GO	5.000%	8/1/23	1,100	1,378
Marin CA Community College District GO	5.000%	8/1/23	550	693
Marin CA Community College District GO	5.000%	8/1/24	445	573
Marin CA Community College District GO	5.000%	8/1/25	550	722
Marin CA Healthcare District GO	5.000%	8/1/28	435	553

Marin CA Healthcare District GO	5.000%	8/1/30	500	628
Marin CA Healthcare District GO	5.000%	8/1/31	1,000	1,248
Marin CA Healthcare District GO	5.000%	8/1/32	1,850	2,308
Marin CA Healthcare District GO	5.000%	8/1/33	1,350	1,679
Marin CA Healthcare District GO	5.000%	8/1/34	1,250	1,550
Marin CA Healthcare District GO	4.000%	8/1/35	1,750	1,984
Marina Coast Water District California Enterprise
Revenue	4.000%	6/1/22	1,090	1,259
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,780	2,055
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	3,031
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,715
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/19	445	501
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/20	400	465
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/21 (4)	530	636
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/22 (4)	500	610
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/26 (4)	1,000	1,278
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/27 (4)	1,250	1,589
Menlo Park CA Community Development
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/29 (4)	400	499
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/17	25,000	25,941
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	20,000	21,621
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	3,237
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/23	1,000	1,257
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/24	3,500	4,495
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,365	4,398
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/26	3,250	4,219
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	5,105	6,589
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,120	2,577
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	3,585	4,330
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,261

Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,274
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,730
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	13,337
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	12,012
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	2,605	2,928
2 Metropolitan Water District of Southern
California Revenue PUT	0.720%	7/10/17	1,000	1,000
2 Metropolitan Water District of Southern
California Revenue PUT	0.720%	7/10/17	2,000	2,000
2 Metropolitan Water District of Southern
California Revenue PUT	0.720%	7/10/17	2,000	1,999
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/29	1,625	1,897
Modesto CA Community Facilities District No.
2004-1 Special Tax Revenue (Village One No.
2)	5.000%	9/1/30	1,760	2,044
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	930	934
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	1,155	1,159
Modesto CA Irrigation District COP	5.000%	10/1/16 (Prere.)	1,215	1,220
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	1,100	1,104
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	1,360	1,365
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	1,430	1,435
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	4,123
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,193
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,000	1,220
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,475	1,824
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/31	1,840	2,262
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	3/1/23	1,330	1,622
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/23	2,550	3,142
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/28	5,075	6,142
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/29	5,430	6,535
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	2,990	3,569
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/32	4,315	5,135
Morgan Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,000	2,371
Mount Diablo CA Unified School District GO	5.000%	8/1/17	2,000	2,079
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,621
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	731
Mount Diablo CA Unified School District GO	5.000%	8/1/20	700	813
Mount Diablo CA Unified School District GO	5.000%	8/1/21	765	917
Mount San Antonio CA Community College
District GO	0.000%	8/1/25	2,000	1,660

Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,960
Mountain View-Whisman CA School District GO	5.000%	9/1/24	400	517
Mountain View-Whisman CA School District GO	5.000%	9/1/25	600	790
Mountain View-Whisman CA School District GO	5.000%	9/1/26	1,050	1,404
Mountain View-Whisman CA School District GO	5.000%	9/1/28	750	986
Mountain View-Whisman CA School District GO	5.000%	9/1/29	1,000	1,304
Murrieta Valley CA Unified School District GO	1.500%	9/1/16 (4)	435	435
Murrieta Valley CA Unified School District GO	2.000%	9/1/17 (4)	500	507
Murrieta Valley CA Unified School District GO	3.000%	9/1/18 (4)	500	522
Murrieta Valley CA Unified School District GO	5.000%	9/1/19 (4)	575	647
Murrieta Valley CA Unified School District GO	5.000%	9/1/20 (4)	775	901
Murrieta Valley CA Unified School District GO	4.000%	9/1/21 (4)	250	286
Murrieta Valley CA Unified School District GO	5.000%	9/1/21 (4)	1,605	1,915
Murrieta Valley CA Unified School District GO	4.000%	9/1/22 (4)	320	371
Murrieta Valley CA Unified School District GO	4.000%	9/1/23 (4)	850	1,000
Murrieta Valley CA Unified School District GO	5.000%	9/1/23 (4)	1,450	1,802
Murrieta Valley CA Unified School District GO	4.000%	9/1/24 (4)	350	417
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	1,400	1,776
Murrieta Valley CA Unified School District GO	5.000%	9/1/25 (4)	700	888
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	1,625	2,038
Murrieta Valley CA Unified School District GO	5.000%	9/1/26 (4)	520	652
Murrieta Valley CA Unified School District GO	5.000%	9/1/27 (4)	465	580
Murrieta Valley CA Unified School District GO	5.000%	9/1/28 (4)	300	371
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	6,448
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,625	3,400
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	2,120
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	1,019
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	9,121
Northern California Gas Authority No. 1
Revenue	1.033%	7/1/17	6,620	6,626
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,138
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,413
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,916
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,787
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,767
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,972
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,567
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,912
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,906
Northern California Transmission Agency
Revenue	5.000%	5/1/20	250	289
Northern California Transmission Agency
Revenue	5.000%	5/1/21	245	292
Northern California Transmission Agency
Revenue	5.000%	5/1/22	200	245

Northern California Transmission Agency
Revenue	5.000%	5/1/23	375	469
Northern California Transmission Agency
Revenue	5.000%	5/1/24	500	639
Northern California Transmission Agency
Revenue	5.000%	5/1/25	1,895	2,461
Northern California Transmission Agency
Revenue	5.000%	5/1/27	1,250	1,633
Northern California Transmission Agency
Revenue	5.000%	5/1/28	1,000	1,296
Northern California Transmission Agency
Revenue	5.000%	5/1/29	1,500	1,925
Northern California Transmission Agency
Revenue	5.000%	5/1/31	1,250	1,584
Northern California Transmission Agency
Revenue	5.000%	5/1/32	2,500	3,151
Northern California Transmission Agency
Revenue	5.000%	5/1/33	4,245	5,325
Northern California Transmission Agency
Revenue	5.000%	5/1/34	3,100	3,877
Northern California Transmission Agency
Revenue	5.000%	5/1/36	2,500	3,104
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/16	1,450	1,450
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/17	1,650	1,687
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	4.000%	9/1/18	1,860	1,942
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/19	2,085	2,264
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/20	2,340	2,596
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/21	1,220	1,373
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/22	1,360	1,546
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/23	1,500	1,721
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/24	1,660	1,909
4 Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26	240	294
4 Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27	350	427
4 Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29	455	550
4 Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30	415	500
4 Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33	350	418
4 Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34	400	476
4 Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35	300	356
Oakland CA GO	5.000%	1/15/23	5,600	6,873

Oakland CA GO	5.000%	1/15/31	3,000	3,436
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,383
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,810	4,095
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,798
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,484
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	3,000	3,536
Oakland CA Unified School District GO	5.000%	8/1/17	2,760	2,867
Oakland CA Unified School District GO	5.000%	8/1/18	6,145	6,649
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	13,953
Oakland CA Unified School District GO	5.000%	8/1/19	6,565	7,359
Oakland CA Unified School District GO	5.000%	8/1/20	5,000	5,782
Oakland CA Unified School District GO	5.000%	8/1/20	2,500	2,891
Oakland CA Unified School District GO	5.000%	8/1/21 (4)	3,000	3,592
Oakland CA Unified School District GO	5.000%	8/1/21	1,600	1,896
Oakland CA Unified School District GO	5.000%	8/1/22 (4)	2,325	2,847
Oakland CA Unified School District GO	5.000%	8/1/22	1,300	1,566
Oakland CA Unified School District GO	5.000%	8/1/23 (14)	3,700	3,846
Oakland CA Unified School District GO	5.500%	8/1/23	1,000	1,220
Oakland CA Unified School District GO	5.000%	8/1/24	1,275	1,596
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,175	2,829
Oakland CA Unified School District GO	5.000%	8/1/26	1,035	1,325
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	1,270	1,644
Oakland CA Unified School District GO	5.000%	8/1/27 (4)	1,160	1,491
Oakland CA Unified School District GO	5.000%	8/1/27	1,295	1,646
Oakland CA Unified School District GO	5.000%	8/1/28 (4)	1,230	1,569
Oakland CA Unified School District GO	5.000%	8/1/28	1,000	1,263
Oakland CA Unified School District GO	6.250%	8/1/28	2,000	2,487
Oakland CA Unified School District GO	5.000%	8/1/29	1,000	1,254
Oakland CA Unified School District GO	5.000%	8/1/31	2,350	2,921
Oakland CA Unified School District GO	5.000%	8/1/32	1,515	1,876
Oakland CA Unified School District GO	5.000%	8/1/33	1,245	1,535
Oakland CA Unified School District GO	5.000%	8/1/34	2,500	3,073
Ohlone CA Community College District GO	5.000%	8/1/21 (Prere.)	1,770	2,122
Ohlone CA Community College District GO	5.000%	8/1/22	750	925
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/27	1,285	1,618
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/28	1,765	2,217
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/29	2,280	2,859
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/30	1,400	1,748
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/31	2,525	3,151
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/32	2,660	3,309
Ontario CA Public Financing Authority Water
Revenue	5.250%	7/1/33	2,165	2,686
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/21	1,200	1,407

Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/22	1,230	1,454
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/22	1,260	1,505
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/23	1,290	1,547
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	9/1/23	1,320	1,597
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/29	2,375	3,072
Orange County CA Sanitation District
Wastewater Revenue	5.000%	2/1/30	9,925	12,594
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,000	1,227
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,500	3,062
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	3,115
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,738
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	9,843
Palm Springs CA Unified School District GO	5.000%	8/1/22	1,565	1,923
Palm Springs CA Unified School District GO	5.000%	8/1/23	3,785	4,762
Palm Springs CA Unified School District GO	5.000%	8/1/24	4,270	5,467
Palm Springs CA Unified School District GO	5.000%	8/1/25	4,775	6,206
Palm Springs CA Unified School District GO	5.000%	8/1/26	5,800	7,624
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,161
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,742
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,747
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,747
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/20	450	521
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/21	350	417
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/22	565	687
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/23	400	496
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/24	725	914
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	525	669
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/25	475	606
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	550	711
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/26	555	718
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/27	430	555
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,734
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,620

Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31	415	521
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,792
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/33	750	933
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/34	500	620
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,078
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	274
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	445
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,162
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	13,742
Palomar CA Community College District GO	4.000%	8/1/33	2,140	2,447
Palomar CA Community College District GO	4.000%	8/1/34	2,390	2,722
Palomar Pomerado Health California COP	6.625%	11/1/29	5,000	5,571
Palomar Pomerado Health California GO	5.000%	8/1/20 (2)	710	713
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	7,055	6,254
Palomar Pomerado Health California GO	0.000%	8/1/24 (12)	5,130	4,245
Palomar Pomerado Health California GO	0.000%	8/1/27 (12)	3,095	2,269
Palomar Pomerado Health California GO	0.000%	8/1/27 (14)	1,585	1,162
Palomar Pomerado Health California GO	5.000%	8/1/32 (14)	11,290	11,682
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	4.000%	8/1/17	880	906
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/18	925	998
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/19	1,415	1,581
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/20 (4)	1,505	1,729
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/21 (4)	1,455	1,717
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/22 (4)	2,965	3,563
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	5.000%	8/1/23 (4)	2,485	3,053
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	6,050	4,524
Pasadena CA Unified School District GO	5.000%	8/1/23	835	1,045
Pasadena CA Unified School District GO	5.000%	8/1/24	1,000	1,278
Pasadena CA Unified School District GO	5.000%	8/1/25	750	976
Pasadena CA Unified School District GO	5.000%	8/1/25	1,000	1,302
Pasadena CA Unified School District GO	5.000%	8/1/26	500	660
Pasadena CA Unified School District GO	5.000%	8/1/26	1,000	1,321
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	4,422

Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,791
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,385
Peralta CA Community College District Revenue	5.000%	8/1/23	1,000	1,254
Peralta CA Community College District Revenue	5.000%	8/1/24	1,325	1,695
Peralta CA Community College District Revenue	5.000%	8/1/25	250	326
Peralta CA Community College District Revenue	4.000%	8/1/26	1,375	1,658
Peralta CA Community College District Revenue	5.000%	8/1/27	815	1,045
Peralta CA Community College District Revenue	5.000%	8/1/28	2,455	3,125
Peralta CA Community College District Revenue	5.000%	8/1/29	2,985	3,771
Peralta CA Community College District Revenue	5.000%	8/1/30	2,260	2,838
Peralta CA Community College District Revenue	5.000%	8/1/31	1,490	1,863
Peralta CA Community College District Revenue	5.000%	8/1/32	2,340	2,915
Peralta CA Community College District Revenue	5.000%	8/1/34	2,925	3,622
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/17	3,045	3,166
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/19 (4)	6,300	7,053
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	2,307
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/20 (4)	5,880	6,775
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	9/1/21 (4)	2,000	2,364
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	2,390
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/25 (4)	855	1,070
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/26 (4)	900	1,121
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/27 (4)	1,220	1,511
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/28 (4)	1,285	1,583
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/29 (2)	355	250
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.000%	8/1/29 (4)	1,350	1,652
Placentia-Yorba Linda CA Unified School District
GO	2.000%	10/1/16 (4)	700	701
Placentia-Yorba Linda CA Unified School District
GO	2.000%	10/1/17 (4)	250	254
Placentia-Yorba Linda CA Unified School District
GO	4.000%	10/1/18 (4)	300	320
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/19	350	394

Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/20	500	581
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/20 (4)	325	378
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/21	750	899
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/21 (4)	300	359
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/22	1,315	1,609
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/22 (4)	300	365
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/23	2,540	3,182
Placentia-Yorba Linda CA Unified School District
GO	5.000%	10/1/23 (4)	500	619
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/24	1,000	1,279
Placentia-Yorba Linda CA Unified School District
GO	5.000%	8/1/25	1,775	2,310
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	7,250	8,882
Pomona CA Unified School District GO	5.000%	8/1/22 (15)	440	536
Pomona CA Unified School District GO	5.000%	8/1/26 (15)	450	562
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,076
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,304
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/22	2,215	2,692
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/22	3,535	4,345
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/23	3,325	4,139
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/26	1,370	1,770
Poway CA Unified School District GO	4.000%	9/1/16	250	250
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,983
Poway CA Unified School District GO	4.000%	9/1/17	250	257
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,476
Poway CA Unified School District GO	4.000%	9/1/18	450	475
Poway CA Unified School District GO	0.000%	8/1/19	5,425	5,241
Poway CA Unified School District GO	5.000%	9/1/19	980	1,089
Poway CA Unified School District GO	0.000%	8/1/20	3,280	3,124
Poway CA Unified School District GO	5.000%	9/1/20	610	696
Poway CA Unified School District GO	5.000%	9/1/21	320	374
Poway CA Unified School District GO	5.000%	9/1/22	455	541
Poway CA Unified School District GO	5.000%	9/1/23	1,565	1,853
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,983
Poway CA Unified School District GO	5.000%	9/1/26	995	1,167
Poway CA Unified School District GO	5.000%	8/1/27	1,625	2,057
Poway CA Unified School District GO	0.000%	8/1/28	9,070	6,836
Poway CA Unified School District GO	5.000%	9/1/29	1,200	1,396
Poway CA Unified School District GO	5.000%	9/1/30	2,550	2,965
Poway CA Unified School District GO	0.000%	8/1/31	1,095	736
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/20	1,145	1,280
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,140

Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/1/22	860	994
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/22 (15)	715	868
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	494
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	1,005	1,244
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23 (15)	1,180	1,461
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24	1,530	1,920
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/24 (15)	1,000	1,255
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25	1,645	2,092
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25 (15)	775	986
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26	2,520	3,239
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/26 (15)	1,000	1,266
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/26	935	1,127
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,010	1,208
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/29	1,015	1,201
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,260	1,487
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	1,189
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/31	1,320	1,550
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,435	1,677
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	995	1,174
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/33	1,540	1,793
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/34	1,630	1,892
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/35	1,730	2,002
Rancho CA Water District Finance Authority
Revenue VRDO	0.620%	9/8/16 LOC	1,000	1,000
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/16	2,105	2,105
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/27 (4)	1,700	2,109
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/28 (4)	2,700	3,330

Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/30 (4)	1,500	1,832
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/31 (4)	1,400	1,702
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/32 (4)	1,710	2,072
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	12,372
Rancho Santiago CA Community College
District GO	5.125%	9/1/29 (4)	5,000	6,711
Redding CA Joint Powers Financing Authority
Electric System Revenue	4.000%	6/1/23	325	375
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/24	300	371
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/25	375	470
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/26	675	850
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/27	1,000	1,254
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/28	1,000	1,241
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/30	775	953
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/32	475	579
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	2,618
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/27	1,000	1,187
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,182
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,172
Rio CA Elementary School District Community
Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,642
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	1,302
Riverside CA Community College District GO	0.000%	8/1/27	2,755	2,006
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,135
Riverside CA Community College District GO	5.000%	8/1/28	3,060	3,904
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,087
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,174
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,716
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,878
3 Riverside CA Electric Revenue TOB VRDO	0.590%	9/8/16	3,300	3,300
Riverside CA Electric Revenue VRDO	0.620%	9/8/16 LOC	11,600	11,600
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,569
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,285
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/31 (4)	2,930	3,568

Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/32 (4)	3,075	3,732
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,288
Riverside CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/33 (4)	1,230	1,488
Riverside CA Sewer Revenue	5.000%	8/1/20	1,635	1,892
Riverside CA Sewer Revenue	5.000%	8/1/21	2,000	2,381
Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,623
Riverside CA Sewer Revenue	5.000%	8/1/23	3,750	4,643
Riverside CA Sewer Revenue	5.000%	8/1/24	2,000	2,518
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,356
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,461
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,696
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,848
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,909
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	2,014
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	4,069
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/22	1,800	2,192
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/23	2,000	2,484
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,600	2,014
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	9,885	12,303
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	10,620	13,096
Riverside County CA Public Financing Authority
Tax Allocation Revenue	3.000%	9/1/17	1,635	1,673
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/18	2,460	2,617
Riverside County CA Public Financing Authority
Tax Allocation Revenue	4.000%	9/1/19	2,560	2,796
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/20	2,665	3,081
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/21 (4)	2,550	3,032
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/22 (4)	1,830	2,222
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	9/1/23 (4)	2,445	3,029
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	3.000%	10/1/16 (4)	300	301
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/17 (4)	375	389
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/18 (4)	500	533

Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/19 (4)	1,000	1,126
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/21 (4)	1,150	1,369
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/22 (4)	1,320	1,603
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/23 (4)	1,905	2,361
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/24 (4)	2,005	2,532
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/25 (4)	1,440	1,844
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	5.000%	10/1/27 (4)	1,160	1,466
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/30	3,000	3,750
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/31	4,000	4,989
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/32	3,000	3,737
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/33	2,000	2,488
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	2,078
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	2,901
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	5,358
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	2,861
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	2,200
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	2,909
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	1,779
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	6,185
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	2,538
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	750	915
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/30	6,120	6,849
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/31	515	625
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/32	1,290	1,560
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/33	1,000	1,206
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/34	2,000	2,405
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,205	4,410
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,760
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,160	2,384

Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/24	600	710
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/27	200	247
Roseville CA Special Tax Revenue	5.000%	9/1/20	1,055	1,219
Roseville CA Special Tax Revenue	5.000%	9/1/21	500	594
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/22 (15)	445	542
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/24 (15)	300	380
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/26 (15)	280	350
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/27 (15)	425	528
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/28 (15)	250	309
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/29 (15)	500	614
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/31 (15)	1,160	1,413
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/33 (15)	1,280	1,548
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/34 (15)	1,340	1,616
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/19	3,990	4,516
Sacramento CA City Financing Authority
Revenue	4.000%	12/1/20	3,700	4,161
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/20	2,000	2,332
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/32 (15)	1,200	1,474
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/33 (15)	1,725	2,111
Sacramento CA City Unified School District GO	5.000%	7/1/20 (4)	500	579
Sacramento CA City Unified School District GO	5.000%	7/1/21 (4)	400	477
Sacramento CA City Unified School District GO	5.000%	7/1/22 (4)	700	854
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,296
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	782
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,293
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,457
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,201

Sacramento CA Financing Authority Lease
Revenue	4.000%	12/1/18	3,660	3,920
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/18	2,000	2,187
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/20	1,405	1,632
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	2,920	3,170
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	5,895	6,400
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	1,930	2,095
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	12,407
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	1,325	1,702
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	4,630	5,020
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	2,450	3,203
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	9,380	10,166
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,656
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	2,400	3,172
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	3,070	3,326
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	6,114
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,480
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,810
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/22	1,085	1,243
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/28	2,500	2,841
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/29	2,635	2,991
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/30	2,975	3,382
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/31	3,125	3,552
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,759
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.560%	9/8/16	12,100	12,100
Sacramento CA Unified School District GO	2.000%	8/1/18 (4)	1,545	1,582
Sacramento CA Unified School District GO	3.000%	8/1/19 (4)	1,215	1,291
Sacramento CA Unified School District GO	3.000%	8/1/20 (4)	1,000	1,080
Sacramento CA Unified School District GO	4.000%	8/1/21 (4)	1,000	1,142
Sacramento CA Unified School District GO	4.000%	8/1/22 (4)	750	869
Sacramento CA Unified School District GO	5.000%	8/1/23 (4)	1,105	1,371
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,984
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,153
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,920

Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,690
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,414
Sacramento County CA Airport Revenue	5.000%	7/1/30	5,240	5,993
Saddleback Valley CA Unified School District
GO	4.000%	8/1/20	2,100	2,363
Saddleback Valley CA Unified School District
GO	4.000%	8/1/21	2,240	2,579
Saddleback Valley CA Unified School District
GO	4.000%	8/1/24	2,515	3,031
Saddleback Valley CA Unified School District
GO	4.000%	8/1/26	2,725	3,358
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	2,350	2,539
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	887
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,465
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,500	1,824
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,366
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,738
San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	5,490
San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,684
San Bernardino CA Community College District
GO	5.000%	8/1/26	4,150	5,152
San Bernardino CA Community College District
GO	0.000%	8/1/29	1,000	668
San Bernardino CA Community College District
GO	5.000%	8/1/29	5,000	6,341
San Bernardino CA Community College District
GO	0.000%	8/1/30	1,100	696
San Bernardino CA Community College District
GO	0.000%	8/1/31	1,000	602
San Bernardino CA Community College District
GO	5.000%	8/1/31	8,370	10,505
San Bernardino CA Community College District
GO	0.000%	8/1/32	1,100	627
San Bernardino CA Community College District
GO	0.000%	8/1/33	1,165	631
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	790	825
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	865	911
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	10,376
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,996
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,829
San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,891
San Diego CA Community College District GO	5.000%	8/1/30	8,670	10,198
San Diego CA Community College District GO	5.000%	8/1/30	9,830	11,550
San Diego CA Community College District GO	5.000%	8/1/30	1,250	1,543
San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,963
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,230
San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,340
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,636

San Diego CA Community College District GO	5.000%	8/1/32 (4)	6,100	6,347
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/17	500	515
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,450
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,465	3,954
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	6,000	6,703
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	1,825	2,039
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	3,000	3,352
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	2,000	2,248
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/20	9,685	11,194
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	5,000	5,825
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/21	5,000	5,965
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,000	12,517
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/34	5,000	6,332
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/35	5,000	6,297
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/36	5,000	6,257
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/19 (Prere.)	4,215	4,738
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/19 (Prere.)	5,000	5,639
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	5,355	6,274
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/21	10,000	12,014
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/22	3,200	3,936
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/23	6,120	7,710
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/24	10,010	12,886
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/25	4,000	5,242
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/26	10,680	14,165
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	11,760	15,384
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/30	2,000	2,425
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	5,067

San Diego CA Redevelopment Agency Tax
Allocation	4.000%	9/1/18	2,950	3,147
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/19	1,000	1,127
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/20	1,000	1,165
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/21	2,000	2,400
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/22	1,000	1,224
San Diego CA Redevelopment Agency Tax
Allocation	5.000%	9/1/23	1,000	1,251
San Diego CA Unified School District GO	3.000%	7/1/17	14,500	14,800
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	9,328
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	11,202
San Diego CA Unified School District GO	5.000%	7/1/21	15,000	17,981
San Diego CA Unified School District GO	5.000%	7/1/22	1,500	1,841
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	16,077
San Diego CA Unified School District GO	5.000%	7/1/23	1,925	2,420
San Diego CA Unified School District GO	4.000%	7/1/24	4,000	4,842
San Diego CA Unified School District GO	5.000%	7/1/24	1,735	2,229
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	3,063
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	2,218
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	1,000	1,355
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	6,778
San Diego CA Unified School District GO	5.000%	7/1/26	20,000	25,973
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	10,122
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	20,885	28,224
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	6,564
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	5,980
San Diego CA Unified School District GO	5.000%	7/1/28	700	896
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,326
San Diego CA Unified School District GO	5.000%	7/1/29	3,230	4,174
San Diego CA Unified School District GO	5.000%	7/1/29	750	952
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	6,853
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,716
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,508
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,147
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,288
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,413
San Diego CA Unified School District GO	4.000%	7/1/35	3,500	3,964
San Diego County CA COP	5.000%	10/15/24	2,115	2,712
San Diego County CA COP	5.000%	10/15/25	5,225	6,671
San Diego County CA COP	5.000%	10/15/26	2,590	3,313
San Diego County CA COP	5.000%	10/15/27	2,000	2,544
San Diego County CA COP	5.000%	10/15/28	1,400	1,770
San Diego County CA COP	5.000%	10/15/29	2,000	2,521
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	3.000%	11/1/16	2,195	2,205
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/17	510	530
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/18	460	502

San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/19	480	541
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/22	425	518
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	4.000%	11/1/23	950	1,112
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/24	750	945
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/26	1,145	1,457
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/28	1,450	1,825
San Diego County CA Limited Obligation
Revenue (Sanford Burnham Prebys Medical
Discovery Institute)	5.000%	11/1/30	1,205	1,500
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,900	4,488
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	10,303
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	6,000	6,859
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,421
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,285	4,736
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	4,820	5,328
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/19 (Prere.)	2,420	2,675
1 San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/19 (Prere.)	1,140	1,267
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/19 (Prere.)	5,780	6,458
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	11/1/19 (Prere.)	2,000	2,270
San Diego County CA Water Authority Revenue	3.000%	5/1/21	5,000	5,486
San Diego County CA Water Authority Revenue	5.000%	5/1/21	17,000	20,199
San Diego County CA Water Authority Revenue	5.000%	5/1/26	2,065	2,736
San Diego County CA Water Authority Revenue	5.000%	5/1/30	7,975	10,262
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,909
San Diego County CA Water Authority Revenue	5.000%	5/1/32	10,000	12,746
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,000	12,645
San Diego County CA Water Authority Revenue	5.000%	5/1/35	13,795	17,374
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	8,039

San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,671
3 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.590%	9/8/16	6,315	6,315
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/17 (Prere.)	10,000	10,409
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/17 (Prere.)	15,500	16,134
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/28	1,685	2,163
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	6,580	7,597
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/18	3,000	3,189
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/20	1,040	1,209
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	11,002
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	1,070	1,305
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/27	5,350	6,914
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/28	2,500	3,214
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/29	2,555	3,099
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	2,800	3,388
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/31	2,215	2,800
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/32	1,625	2,045
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/33	1,500	1,881
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	2,220	2,715
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/23	4,070	4,978
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	2,335	2,857
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/24	4,270	5,224
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	2,450	2,984
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/25	4,485	5,463
San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,871
San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,721
San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,348
San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,725
San Francisco CA City & County GO	5.000%	6/15/17	10,000	10,357
San Francisco CA City & County GO	5.000%	6/15/19	1,045	1,172
San Francisco CA City & County GO	5.000%	6/15/20	500	580
San Francisco CA City & County GO	5.000%	6/15/21	7,450	8,920
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,128
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,821
San Francisco CA City & County GO	5.000%	6/15/26	3,995	4,981

San Francisco CA City & County GO	5.000%	6/15/27	5,785	7,196
San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,840
San Francisco CA City & County GO	4.000%	6/15/29	4,545	5,225
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18 (4)	1,000	1,075
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	2,000	2,147
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/18 (Prere.)	22,000	23,707
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,817
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,748
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,947
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,000	5,744
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	6,000	7,312
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/23	7,400	8,727
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/23	5,000	6,238
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/24	5,750	6,878
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24	1,800	2,295
San Francisco CA City & County International
Airport Revenue	4.000%	5/1/25	3,625	4,382
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	2,050	2,657
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,855	3,366
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	9,025
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	8,625	9,659
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,940	6,902
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	6,230	7,239
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	5,865	7,643
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/26	1,795	2,339
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/27	1,885	2,439
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	13,170	15,992
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	9,495	11,886
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	9,980	12,446
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	10,495	13,049
San Francisco CA City & County Public Utilities
Commission Water Revenue	3.000%	11/1/18	1,400	1,471

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	440	500
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19	1,000	1,136
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	2,000	2,348
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21	1,100	1,330
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	900	1,113
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	4,175	5,284
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	4,500	5,809
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/25	6,000	7,767
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,555	2,892
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	1,000	1,286
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/27	7,755	9,902
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	12,406
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,129
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	5,355	6,810
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,339
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	7,933
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	13,124
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	12,685	16,014
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	11,280
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	3,058
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	12,335
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	2,000	2,534
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	16,972
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,936
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,000	1,251
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	3,000	3,784
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,625	3,270
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	9,000	10,817

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,994
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/30	525	604
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/33	680	772
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/17	100	104
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/19	220	246
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/20	130	150
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/21	160	190
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/22	125	151
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/23	120	148
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	135	169
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	440	553
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	860	1,081
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/24	275	349
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	240	298

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	510
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/25	400	515
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	1,405	1,815
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/26	500	651
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	140	171
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	642
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/27	500	647
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	710	912
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	460	555
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/29	745	950
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	550	697
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	400	479
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/31	710	895
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	525	627

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	450	559
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	1,000	1,241
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/32	860	1,080
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	345	426
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	660	816
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/33	750	938
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	225	267
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	700	865
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	660	816
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/34	555	692
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	400	492
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	900	1,108
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/35	595	739
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	350	429

San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	625	766
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/36	780	965
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,379
San Francisco CA City & County Unified School
District GO	5.000%	6/15/24	1,080	1,384
San Francisco CA City & County Unified School
District GO	5.000%	6/15/27	6,445	8,083
San Francisco CA City & County Unified School
District GO	5.000%	6/15/28	10,170	12,693
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,657
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	9,079
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	5,300	5,852
San Francisco CA Community College District
GO	3.000%	6/15/17	11,380	11,601
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/29	1,585	1,938
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/32	2,170	2,633
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/33	3,025	3,660
San Francisco CA Municipal Transportation
Agency Revenue	5.000%	3/1/34	1,640	2,003
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	9,750
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	9,180
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/17	1,500	1,524
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	14,638
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	5,799
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	12,958
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	4,375	5,160
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	2,435	2,852
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,080
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,459
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	3,933
San Jose CA Airport Revenue	5.000%	3/1/26	4,610	5,375
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,150	1,167
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	8,000	8,303

San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,495	2,588
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,440
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/22 (2)	5,100	5,288
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.250%	8/1/23 (10)	50	51
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,289
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	17,007
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	11,958
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	645
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	907
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,535
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.000%	8/1/17 (14)	600	602
San Jose CA Redevelopment Agency Tax
Allocation Revenue (Merged Area
Redevelopment Project)	4.500%	8/1/21 (2)	1,000	1,031
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	5,000	5,985
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/19	1,000	1,128
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/20	1,000	1,167
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	8,341
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	9,939
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	1,037
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,172
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	600
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,280
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	714
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	3,264
San Marcos CA Unified School District GO	0.000%	8/1/25	2,300	1,909
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	1,385
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	1,345
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	1,608
San Mateo CA Union High School District GO	0.000%	9/1/24	5,390	4,546
San Mateo CA Union High School District GO	5.000%	9/1/30	2,600	3,216
San Mateo CA Union High School District GO	5.000%	9/1/31	1,440	1,775
San Mateo CA Union High School District GO	4.000%	9/1/32	3,155	3,628
San Mateo County CA Community College
District GO	5.000%	9/1/16 (Prere.)	3,170	3,170

San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	4,379
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	5,204
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	2,469
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	3,426
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/23	1,000	1,249
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,522
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/18	2,110	2,244
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	2,455	2,640
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/18 (Prere.)	2,000	2,174
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/19	3,250	3,558
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/20	3,095	3,476
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/21	1,000	1,147
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/22	1,245	1,522
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/23	1,505	1,883
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/33	5,000	5,775
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/20	770	862
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/20	750	869
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/21	1,000	1,196
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/22	600	700
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/22	750	920
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/23	1,520	1,803
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/23	840	1,055
San Mateo County CA Transportation Authority
Revenue	4.000%	6/1/24	750	903

San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/24	1,200	1,540
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/25	1,200	1,567
San Mateo County CA Transportation Authority
Revenue	5.000%	6/1/31	1,365	1,730
San Mateo-Foster City CA School District GO	4.000%	8/1/19	1,000	1,097
San Mateo-Foster City CA School District GO	4.000%	8/1/34	1,580	1,799
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	6/15/18 (4)	925	978
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/22 (4)	1,000	1,209
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/23 (4)	1,200	1,480
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/27 (4)	1,770	2,188
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/28 (4)	1,860	2,286
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/30 (4)	2,275	2,767
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/25 (15)	1,520	1,915
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/26 (15)	1,595	1,994
San Ramon CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	2/1/27 (15)	1,670	2,073
San Ramon Valley CA Unified School District
GO	4.000%	8/1/32	2,000	2,297
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,695
Santa Ana CA Unified School District GO	0.000%	8/1/31 (14)	3,775	2,457
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,165
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,957
Santa Clara CA Unified School District GO	5.000%	7/1/21	2,290	2,745
Santa Clara CA Unified School District GO	5.000%	7/1/22	2,060	2,528
Santa Clara CA Unified School District GO	5.000%	7/1/23	2,185	2,747
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,595	4,590
Santa Clara CA Unified School District GO	5.000%	7/1/25	3,120	3,984
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,315
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,676
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	5,056
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,412
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/17	5,410	5,630
Santa Clara County CA East Side Union High
School District GO	5.000%	8/1/18	5,690	6,164
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	12,161
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/18 (Prere.)	10,000	10,740
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/18 (Prere.)	7,000	7,548
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20	4,140	4,782
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21	5,770	6,866

Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22	6,060	7,366
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/22	4,090	4,971
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/23	4,280	5,326
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/24	6,260	7,953
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/25	6,510	8,408
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/26	6,800	8,735
Santa Clara County CA GO	5.000%	8/1/28	8,830	10,721
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/22	660	812
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/23	375	472
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/24	275	354
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/25	500	614
Santa Clara Valley CA Joint Powers Authority
Revenue	4.000%	8/1/26	550	682
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/27	670	885
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/28	625	819
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	682
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/30	1,100	1,421
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/17 (Prere.)	4,000	4,105
Santa Clara Valley CA Water District COP	4.000%	6/1/18	520	551
Santa Clara Valley CA Water District COP	4.000%	6/1/19	1,000	1,093
Santa Clara Valley CA Water District COP	5.000%	6/1/20	500	580
Santa Clara Valley CA Water District COP	5.000%	6/1/21	450	538
Santa Clara Valley CA Water District COP	5.000%	6/1/22	430	525
Santa Clara Valley CA Water District COP	5.000%	6/1/23	750	937
Santa Clarita CA Community College District
GO	0.000%	8/1/29 (4)	2,480	1,770
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,539
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	3,895
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	9,106
Santa Monica CA Community College District
GO	4.000%	8/1/30	2,000	2,295
Santa Monica CA Community College District
GO	4.000%	8/1/32	2,565	2,921
Santa Monica CA Community College District
GO	4.000%	8/1/33	3,510	3,986
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/31	1,600	1,853
Santa Monica-Malibu CA Unified School District
GO	4.000%	8/1/33	1,150	1,318

Santa Rosa CA High School District GO	3.000%	5/1/17	1,110	1,128
Santa Rosa CA High School District GO	4.000%	5/1/18	2,230	2,356
Santa Rosa CA High School District GO	5.000%	5/1/19	2,040	2,273
Santa Rosa CA High School District GO	5.000%	5/1/20	1,150	1,326
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21	1,250	1,505
Santa Rosa CA Wastewater Revenue	5.000%	9/1/22	1,000	1,232
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23	900	1,136
Santa Rosa CA Wastewater Revenue	5.000%	9/1/24	800	1,030
Santa Rosa CA Wastewater Revenue	5.000%	9/1/25	750	984
Santa Rosa CA Wastewater Revenue	5.000%	9/1/26	750	999
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	8,215
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,413
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,683
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,425	1,712
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	10/1/16	1,860	1,864
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	3.000%	10/1/17	1,915	1,961
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/18	1,960	2,084
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/19	2,040	2,285
Signal Hill CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/20 (15)	2,120	2,460
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/20	350	408
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/21	725	871
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/24	1,000	1,288
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/28	1,000	1,288
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	8/1/35	1,000	1,247
4 Simi Valley CA Unified School District GO	5.000%	8/1/20	1,500	1,679
4 Simi Valley CA Unified School District GO	5.000%	8/1/21	1,220	1,403
4 Simi Valley CA Unified School District GO	5.000%	8/1/22	1,500	1,761
4 Simi Valley CA Unified School District GO	5.000%	8/1/23	2,500	2,990
4 Simi Valley CA Unified School District GO	5.000%	8/1/24	3,435	4,186
4 Simi Valley CA Unified School District GO	5.000%	8/1/25	2,785	3,445
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	2,416
4 Simi Valley CA Unified School District GO	5.000%	8/1/26	2,000	2,507
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	2,203
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,125	2,483
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,665	3,086
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,315
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,003
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,196
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,406
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,624
Sonoma County CA Sales Tax Revenue	5.000%	9/1/17 (Prere.)	6,365	6,653
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/20	1,405	1,652
Sonoma County CA Transportation Authority
Sales Tax Revenue	5.000%	12/1/22	2,480	3,066

South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,179
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,476
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	9,255	9,255
Southern California Public Power Authority
Revenue	5.000%	7/1/25	6,735	8,688
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,480
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,734
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	12,291
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	1/1/20 (Prere.)	4,175	4,764
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	1/1/20 (Prere.)	6,950	7,987
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,451
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/21	1,000	1,195
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,000	4,755
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/24	2,355	2,798
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/25	1,500	1,781
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,483
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,184
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	4,018
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,867
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,858
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,652
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,647
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/16	550	554
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,121
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,270	6,463
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	6,185
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	8,744
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	3,500	4,424

Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	2,000	2,519
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	4,425	5,709
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,478
Southern California Public Power Authority
Revenue VRDO	0.600%	9/8/16 LOC	3,465	3,465
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/19	1,000	1,126
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/20	1,000	1,164
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/22	900	1,106
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/23	1,300	1,636
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/24	700	899
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/25	805	1,053
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/26	725	942
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/27	1,315	1,696
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/29	1,500	1,911
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/30	1,120	1,420
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/31	1,470	1,856
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/32	2,410	3,029
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/33	2,325	2,911
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/34	3,400	4,242
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/35	2,840	3,540
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/36	3,000	3,729
Southwestern California Community College
District GO	0.000%	8/1/24	750	639
Southwestern California Community College
District GO	0.000%	8/1/25	1,090	891
Southwestern California Community College
District GO	0.000%	8/1/26	2,000	1,548
Southwestern California Community College
District GO	0.000%	8/1/27	2,000	1,464
Southwestern California Community College
District GO	0.000%	8/1/28	2,535	1,752
4 Southwestern California Community College
District GO	5.000%	8/1/28	750	976
4 Southwestern California Community College
District GO	5.000%	8/1/29	1,000	1,290
4 Southwestern California Community College
District GO	4.000%	8/1/32	1,000	1,166

4 Southwestern California Community College
District GO	4.000%	8/1/33	2,150	2,499
4 Southwestern California Community College
District GO	4.000%	8/1/34	1,750	2,025
4 Southwestern California Community College
District GO	4.000%	8/1/35	1,500	1,727
St. Helena CA Unified School District GO	0.000%	8/1/27	4,550	4,265
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	5,880	6,124
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/20 (15)	580	645
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/21 (15)	450	509
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/22 (15)	950	1,085
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/23 (15)	660	763
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/24 (15)	1,025	1,194
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/25 (15)	1,075	1,256
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/26 (15)	1,115	1,309
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/22 (15)	1,000	1,208
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/23 (15)	1,000	1,233
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/24 (15)	1,000	1,255
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/25 (15)	1,250	1,567
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/26 (15)	1,375	1,715
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/27 (15)	1,250	1,551
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.125%	10/1/35	1,000	1,255
Stockton CA Unified School District GO	3.000%	8/1/17	700	715
Stockton CA Unified School District GO	4.000%	8/1/18	2,500	2,654
Stockton CA Unified School District GO	4.000%	8/1/19	3,470	3,787
Stockton CA Unified School District GO	5.000%	8/1/20	930	1,076
Stockton CA Unified School District GO	5.000%	8/1/21	2,185	2,598
Stockton CA Unified School District GO	5.000%	8/1/22	2,650	3,218
Stockton CA Unified School District GO	5.000%	7/1/23 (4)	1,110	1,350
Stockton CA Unified School District GO	5.000%	8/1/23	2,055	2,549
Stockton CA Unified School District GO	5.000%	7/1/24 (4)	1,350	1,638
Stockton CA Unified School District GO	5.000%	8/1/28 (15)	1,000	1,232
Stockton CA Unified School District GO	5.000%	8/1/29 (15)	600	734
Stockton CA Unified School District GO	4.000%	8/1/30 (4)	1,960	2,218
Stockton CA Unified School District GO	5.000%	8/1/30 (15)	1,555	1,896
Stockton CA Unified School District GO	5.000%	8/1/31 (15)	1,875	2,276
Stockton CA Unified School District GO	5.000%	8/1/32 (15)	2,060	2,492
Stockton CA Unified School District GO	5.000%	8/1/33 (15)	2,250	2,713
Stockton CA Unified School District GO	5.000%	8/1/34 (15)	2,105	2,531
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/23 (15)	1,015	1,253

Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/25 (15)	1,000	1,255
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/26 (15)	1,200	1,499
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/27 (15)	1,245	1,547
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/28 (15)	1,280	1,581
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/29 (15)	2,255	2,767
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/30 (15)	1,000	1,224
Sweetwater CA Unified School District GO	5.000%	8/1/23 (15)	1,000	1,243
Sweetwater CA Unified School District GO	5.000%	8/1/24 (15)	1,000	1,268
Sweetwater CA Unified School District GO	5.000%	8/1/27 (15)	7,000	8,796
Sweetwater CA Unified School District GO	5.000%	8/1/28 (15)	8,000	9,991
Temecula Valley CA Unified School District GO	0.000%	8/1/32 (15)	2,000	1,972
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	3.000%	8/1/17	275	281
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	4.000%	8/1/18	350	372
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/19	250	280
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/20	250	289
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/21	900	1,069
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/23 (4)	400	498
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/24 (4)	400	506
Tracy CA Community Development Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/25 (4)	960	1,225
Tuolumne CA Wind Project Authority Revenue	5.250%	1/1/24	5,115	5,619
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	2,100	2,326
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,323
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	6,144
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	8,018
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,310
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,861
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/22	1,390	1,647
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/23	750	907
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/24	760	931
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/25	2,820	3,509
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/26	2,300	2,847
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/27	3,915	4,826
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/29	3,640	4,421
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/30	3,500	4,236

Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/31	1,820	2,265
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/32	1,360	1,688
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/33	3,000	3,708
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/35	1,250	1,534
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/36	1,000	1,223
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/24	6,000	7,630
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/25	10,000	12,115
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/26	10,000	12,224
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/28	5,000	6,467
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/29	5,000	6,415
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/30	3,000	3,824
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/32	8,440	10,663
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/33	12,105	15,221
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/34	14,000	17,548
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	10,125	12,660
University of California Regents Medical Center
Pooled Revenue	4.500%	5/15/36	10,000	11,837
University of California Regents Medical Center
Pooled Revenue VRDO	0.560%	9/1/16	8,015	8,015
University of California Regents Medical Center
Revenue	5.000%	5/15/32	14,940	18,021
University of California Regents Medical Center
Revenue	5.000%	5/15/33	5,000	6,031
University of California Revenue	5.000%	5/15/17	4,000	4,127
University of California Revenue	5.000%	5/15/18	3,000	3,224
University of California Revenue	5.000%	5/15/19	15,815	17,656
University of California Revenue	5.000%	5/15/19	5,250	5,863
University of California Revenue	5.750%	5/15/19 (Prere.)	3,000	3,414
University of California Revenue	5.000%	5/15/20	8,250	9,530
University of California Revenue	5.000%	5/15/20	4,360	5,038
University of California Revenue	5.000%	5/15/21	3,000	3,578
University of California Revenue	5.000%	5/15/22	5,420	6,427
University of California Revenue	5.000%	5/15/22	3,500	4,271
University of California Revenue	5.000%	5/15/22	9,000	10,995
University of California Revenue	5.000%	5/15/23	1,865	2,334
University of California Revenue	5.000%	5/15/24	5,000	6,390
University of California Revenue	5.000%	5/15/25	9,030	11,704

University of California Revenue	5.000%	5/15/25	2,400	3,122
University of California Revenue	5.000%	5/15/27	10,900	12,776
University of California Revenue	5.000%	5/15/27	7,000	9,024
University of California Revenue	5.000%	5/15/28	11,680	13,626
University of California Revenue	5.000%	5/15/28	7,080	9,077
University of California Revenue	5.000%	5/15/28	9,075	11,635
University of California Revenue	5.000%	5/15/30	1,000	1,286
University of California Revenue	5.000%	5/15/30	1,400	1,721
University of California Revenue	5.000%	5/15/31	2,290	2,886
University of California Revenue	5.000%	5/15/32	14,020	16,782
University of California Revenue	5.000%	5/15/32	4,000	5,090
University of California Revenue	5.250%	5/15/32	5,000	6,293
University of California Revenue	5.000%	5/15/33	15,240	18,630
University of California Revenue	5.000%	5/15/33	10,110	12,359
University of California Revenue	5.000%	5/15/33	5,000	6,337
University of California Revenue	5.000%	5/15/33	6,995	8,746
University of California Revenue	5.000%	5/15/34	15,900	19,403
University of California Revenue	5.000%	5/15/34	3,915	4,942
University of California Revenue	5.000%	5/15/35	1,835	2,307
University of California Revenue	5.000%	5/15/36	5,425	6,800
University of California Revenue PUT	1.400%	5/15/21	4,300	4,369
University of California Revenue PUT	5.000%	5/15/23	52,095	65,022
University of California Revenue VRDO	0.560%	9/8/16	21,000	21,000
University of California Revenue VRDO	0.580%	9/8/16	150	150
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,287
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/22	600	721
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/23	575	702
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/24	1,325	1,637
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/25	1,390	1,712
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,460	1,790
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/27	1,200	1,465
Vacaville CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/28	1,200	1,452
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,285
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,628
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	11,183
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,462
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	1,000	1,198
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,414
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,501
Vista CA Joint Powers Financing Authority
Revenue	4.000%	5/1/18	300	316

Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/20	500	574
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/21	325	384
Vista CA Joint Powers Financing Authority
Revenue	5.000%	5/1/22	400	483
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/35	5,975	7,481
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/18 (4)	400	434
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/19 (4)	300	337
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/20 (4)	275	318
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/21 (4)	265	315
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/22 (4)	335	407
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/23 (4)	400	495
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/24 (4)	585	736
Vista CA Unified School District GO	5.000%	8/1/24	5,000	6,121
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,244
Walnut Valley CA Unified School District GO	5.000%	8/1/23	250	313
Walnut Valley CA Unified School District GO	5.000%	8/1/24	350	447
Walnut Valley CA Unified School District GO	5.000%	8/1/27	1,385	1,812
Washington Township CA Health Care District
GO	5.000%	8/1/23	170	212
Washington Township CA Health Care District
GO	4.000%	8/1/24	625	747
Washington Township CA Health Care District
GO	5.000%	8/1/25	1,425	1,839
Washington Township CA Health Care District
GO	5.000%	8/1/26	1,395	1,823
Washington Township CA Health Care District
Revenue	5.000%	7/1/17	760	785
Washington Township CA Health Care District
Revenue	4.000%	7/1/18	325	341
Washington Township CA Health Care District
Revenue	5.000%	7/1/19	500	550
Washington Township CA Health Care District
Revenue	4.000%	7/1/20	375	409
Washington Township CA Health Care District
Revenue	5.000%	7/1/21	350	404
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	725	852
Washington Township CA Health Care District
Revenue	5.000%	7/1/23	400	477
Washington Township CA Health Care District
Revenue	5.000%	7/1/24	750	909
Washington Township CA Health Care District
Revenue	5.000%	7/1/25	775	950
Washington Township CA Health Care District
Revenue	5.000%	7/1/26	900	1,092
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,124

West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,441
West Contra Costa CA Unified School District
GO	4.000%	8/1/17	850	877
West Contra Costa CA Unified School District
GO	5.000%	8/1/18	1,000	1,083
West Contra Costa CA Unified School District
GO	5.000%	8/1/20	250	290
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	7,008
West Contra Costa CA Unified School District
GO	5.000%	8/1/30	3,425	4,222
West Contra Costa CA Unified School District
GO	5.000%	8/1/31	5,690	6,981
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	5,560	6,803
West Contra Costa CA Unified School District
GO	5.000%	8/1/32	1,825	2,255
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,650	1,657
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	3,265	3,984
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	915	1,125
West Contra Costa CA Unified School District
GO	5.000%	8/1/33	1,020	1,254
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	2,010	2,462
West Contra Costa CA Unified School District
GO	5.000%	8/1/34	1,070	1,310
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,400	1,706
West Contra Costa CA Unified School District
GO	5.000%	8/1/35	1,000	1,218
West Valley-Mission CA Community College
District GO	5.000%	8/1/30 (4)	215	216
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,350	2,396
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	890
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	750	909
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,217
Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,504
William S. Hart Union High School District
California GO	5.000%	9/1/25	1,735	2,125
William S. Hart Union High School District
California GO	5.000%	9/1/26	1,085	1,325
William S. Hart Union High School District
California GO	5.000%	9/1/27	1,500	1,828
William S. Hart Union High School District
California GO	0.000%	8/1/34 (4)	3,880	2,272
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/18	500	542
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/19	1,020	1,145
				12,450,113

Guam (0.3%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	852
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,305
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,768
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	540	610
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/21	400	460
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/22	500	585
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/28	2,115	2,460
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	5,035	5,898
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	4,000	4,649
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/35	4,450	5,110
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	1,450	1,709
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,885
Guam Power Authority Revenue	5.000%	10/1/26	1,810	2,145
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,707
				31,143
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	1,500	1,503
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,524
				3,027
Total Tax-Exempt Municipal Bonds (Cost $11,695,371)				12,484,283
Total Investments (101.9%) (Cost $11,695,371)				12,484,283
Other Assets and Liabilities-Net (-1.9%)				(230,271)
Net Assets (100%)				12,254,012

1 Securities with a value of $3,880,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $136,514,000, representing 1.1% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2016.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.

California Intermediate-Term Tax-Exempt Fund

GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which

California Intermediate-Term Tax-Exempt Fund

market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,484,283	—
Futures Contracts—Assets[1]	20	—	—
Futures Contracts—Liabilities[1]	(61)	—	—
Total	(41)	12,484,283	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

California Intermediate-Term Tax-Exempt Fund

August 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2016	241	52,613	(40)
30-Year U.S. Treasury Bond	December 2016	196	33,394	61
				21

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2016, the cost of investment securities for tax purposes was $11,695,698,000. Net unrealized appreciation of investment securities for tax purposes was $788,585,000, consisting of unrealized gains of $790,093,000 on securities that had risen in value since their purchase and $1,508,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 17, 2016
VANGUARD CALIFORNIA TAX-FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 17, 2016

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.